UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21339

Morgan Stanley Institutional Liquidity Funds

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2023

Item 1 - Report to Shareholders

Morgan Stanley
Institutional
Liquidity Funds
ESG Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio
Semi-Annual Report
April 30, 2023

2023 Semi-Annual Report

April 30, 2023 (unaudited)
This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds (the “Trust”). To receive a prospectus and/or Statement of Additional Information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.
Additionally, you can access information about the Trust including performance, characteristics and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im/liquidityshareholderreports.
There is no assurance that a fund will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust. Please see the prospectus for more complete information on investment risks.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Shareholders’ Letter
Dear Shareholders:
We are pleased to present the Morgan Stanley Institutional Liquidity Funds (the “Trust”) Semi-Annual Report for the period ended April 30, 2023. The Trust currently offers seven funds (ESG Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. The Trust’s funds provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.
Sincerely,

John H. Gernon
President and Principal Executive Officer
May 2023

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Performance Summary
The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2023 were as follows:
	Subsidized Yields
	Wealth*/ Institutional Class		Wealth S*/ Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class		Select Class		CastleOak Shares Class		Impact Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Fund:
ESG Money Market**	4.96%	5.09%	4.91%	5.03%	N/A	N/A	N/A	N/A	4.71%	4.82%	4.46%	4.56%	4.81%	4.92%	4.17%+	4.25%+	N/A	N/A	—	—
Prime	4.96%	5.08%	4.91%	5.03%	N/A	N/A	N/A	N/A	4.71%	4.82%	N/A	N/A	4.81%	4.93%	—	—	4.96%	5.08%	4.96%	5.08%
Government	4.78%	4.89%	4.72%	4.84%	4.68%	4.78%	4.63%	4.73%	4.53%	4.63%	4.28%	4.37%	4.62%	4.73%	3.97%	4.05%	4.78%	4.89%	4.78%	4.89%
Government Securities	4.71%	4.82%	4.67%	4.77%	4.62%	4.72%	4.57%	4.67%	4.46%	4.56%	4.46%	4.56%	4.56%	4.67%	—	—	—	—	—	—
Treasury	4.71%	4.82%	4.66%	4.77%	4.61%	4.72%	4.56%	4.66%	4.46%	4.56%	4.21%	4.30%	4.56%	4.66%	3.91%	3.98%	—	—	—	—
Treasury Securities	4.28%	4.37%	4.23%	4.32%	4.18%	4.27%	4.13%	4.22%	4.03%	4.11%	3.78%	3.85%	4.13%	4.21%	3.48%	3.54%	—	—	—	—
Tax-Exempt	3.30%	3.35%	3.25%	3.30%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	3.15%	3.20%	—	—	—	—	—	—

	Non-Subsidized Yields
	Wealth*/ Institutional Class		Wealth S*/ Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class		Select Class		CastleOak Shares Class		Impact Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Fund:
ESG Money Market**	4.83%	4.95%	4.78%	4.89%	N/A	N/A	N/A	N/A	4.58%	4.68%	4.34%	4.43%	4.68%	4.79%	4.03%+	4.12%+	N/A	N/A	—	—
Prime	4.95%	5.07%	4.90%	5.02%	N/A	N/A	N/A	N/A	4.70%	4.82%	N/A	N/A	4.80%	4.92%	—	—	4.95%	5.07%	4.95%	5.07%
Government	4.71%	4.82%	4.66%	4.77%	4.61%	4.72%	4.56%	4.67%	4.46%	4.56%	4.21%	4.30%	4.56%	4.66%	3.91%	3.99%	4.71%	4.82%	4.71%	4.82%
Government Securities	4.70%	4.81%	4.66%	4.77%	4.62%	4.72%	4.57%	4.67%	4.45%	4.55%	4.20%	4.29%	4.55%	4.66%	—	—	—	—	—	—
Treasury	4.70%	4.81%	4.65%	4.76%	4.60%	4.71%	4.55%	4.66%	4.45%	4.55%	4.20%	4.29%	4.55%	4.66%	3.91%	3.98%	—	—	—	—
Treasury Securities	4.28%	4.37%	4.23%	4.31%	4.18%	4.26%	4.13%	4.21%	4.03%	4.11%	3.78%	3.85%	4.12%	4.21%	3.48%	3.54%	—	—	—	—
Tax-Exempt	3.19%	3.24%	3.13%	3.18%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	3.04%	3.08%	—	—	—	—	—	—

*	Class name change for ESG Money Market effective January 23, 2023.
**	Effective January 23, 2023, the ESG Money Market Portfolio operates as a "retail money market fund."
+	Commenced offering on January 23, 2023.
The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.
ESG Money Market, Government, Government Securities, Treasury and Treasury Securities are STABLE NET ASSET VALUE (“NAV”) FUNDS. You could lose money by investing in these Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in these Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Morgan Stanley and its affiliates (the “sponsor”) has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. Prime and Tax-Exempt are FLOATING NAV FUNDS. You could lose money by investing in these Funds. Because the share price of these Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in these Funds is not insured or guaranteed by the FDIC or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. Please read the Trust’s prospectuses carefully before you invest or send money.
The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (“AMT”). Investors should consult their tax adviser for further information on tax implications.
Yield quotation more closely reflects the current earnings of the Funds than the total return. As with all money market funds, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Expense Examples
As a shareholder of a Fund, you incur ongoing costs, which might include advisory fees, administration fees, administration plan fees, service and shareholder administration plan fees, distribution plan fees, shareholder services plan fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.
Actual Expenses
The table on the following page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table on the following page provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information for each class in the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Expense Examples (cont'd)

	Beginning Account Value 11/1/22	Actual Ending Account Value 4/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period	Hypothetical Expenses Paid During Period	Net Expense Ratio During Period+
ESG Money Market Portfolio Wealth Class***	$1,000.00	$1,021.36	$1,023.90	$0.90 *	$0.90 *	0.18%
ESG Money Market Portfolio Wealth S Class***	1,000.00	1,021.30	1,023.65	1.15 *	1.15 *	0.23
ESG Money Market Portfolio Advisory Class	1,000.00	1,019.89	1,022.66	2.15 *	2.16 *	0.43
ESG Money Market Portfolio Participant Class	1,000.00	1,019.04	1,021.42	3.40 *	3.41 *	0.68
ESG Money Market Portfolio Cash Management Class	1,000.00	1,020.80	1,023.16	1.65 *	1.66 *	0.33
ESG Money Market Portfolio Select Class	1,000.00	1,010.67	1,010.79	2.65 **	2.65 **	0.98
Prime Portfolio Institutional Class	1,000.00	1,022.64	1,023.80	1.00 *	1.00 *	0.20
Prime Portfolio Institutional Select Class	1,000.00	1,022.38	1,023.55	1.25 *	1.25 *	0.25
Prime Portfolio Advisory Class	1,000.00	1,021.37	1,022.56	2.26 *	2.26 *	0.45
Prime Portfolio Cash Management Class	1,000.00	1,021.67	1,023.06	1.75 *	1.76 *	0.35
Prime Portfolio CastleOak Shares Class	1,000.00	1,022.43	1,023.80	1.00 *	1.00 *	0.20
Prime Portfolio Impact Class	1,000.00	1,022.64	1,023.80	1.00 *	1.00 *	0.20
Government Portfolio Institutional Class	1,000.00	1,021.10	1,024.00	0.80 *	0.80 *	0.16
Government Portfolio Institutional Select Class	1,000.00	1,020.84	1,023.75	1.05 *	1.05 *	0.21
Government Portfolio Investor Class	1,000.00	1,020.60	1,023.51	1.30 *	1.30 *	0.26
Government Portfolio Administrative Class	1,000.00	1,020.34	1,023.26	1.55 *	1.56 *	0.31
Government Portfolio Advisory Class	1,000.00	1,019.84	1,022.76	2.05 *	2.06 *	0.41
Government Portfolio Participant Class	1,000.00	1,018.57	1,021.52	3.30 *	3.31 *	0.66
Government Portfolio Cash Management Class	1,000.00	1,020.34	1,023.26	1.55 *	1.56 *	0.31
Government Portfolio Select Class	1,000.00	1,017.06	1,020.03	4.80 *	4.81 *	0.96
Government Portfolio Castleoak Shares Class	1,000.00	1,021.10	1,024.00	0.80 *	0.80 *	0.16
Government Portfolio Impact Class	1,000.00	1,021.10	1,024.00	0.80 *	0.80 *	0.16
Government Securities Portfolio Institutional Class	1,000.00	1,020.87	1,023.80	1.00 *	1.00 *	0.20
Government Securities Portfolio Institutional Select Class	1,000.00	1,020.62	1,023.56	1.25 *	1.25 *	0.25
Government Securities Portfolio Investor Class	1,000.00	1,020.37	1,023.31	1.50 *	1.51 *	0.30
Government Securities Portfolio Administrative Class	1,000.00	1,020.12	1,023.06	1.75 *	1.76 *	0.35
Government Securities Portfolio Advisory Class	1,000.00	1,019.60	1,022.56	2.25 *	2.26 *	0.45
Government Securities Portfolio Participant Class	1,000.00	1,019.60	1,022.56	2.25 *	2.26 *	0.45
Government Securities Portfolio Cash Management Class	1,000.00	1,020.11	1,023.06	1.75 *	1.76 *	0.35
Treasury Portfolio Institutional Class	1,000.00	1,020.89	1,023.80	1.00 *	1.00 *	0.20
Treasury Portfolio Institutional Select Class	1,000.00	1,020.63	1,023.55	1.25 *	1.25 *	0.25
Treasury Portfolio Investor Class	1,000.00	1,020.38	1,023.31	1.50 *	1.51 *	0.30
Treasury Portfolio Administrative Class	1,000.00	1,020.13	1,023.06	1.75 *	1.76 *	0.35
Treasury Portfolio Advisory Class	1,000.00	1,019.62	1,022.56	2.25 *	2.26 *	0.45
Treasury Portfolio Participant Class	1,000.00	1,018.36	1,021.32	3.50 *	3.51 *	0.70
Treasury Portfolio Cash Management Class	1,000.00	1,020.13	1,023.06	1.75 *	1.76 *	0.35
Treasury Portfolio Select Class	1,000.00	1,016.84	1,019.84	5.00 *	5.01 *	1.00
Treasury Securities Portfolio Institutional Class	1,000.00	1,020.36	1,023.80	1.00 *	1.00 *	0.20
Treasury Securities Portfolio Institutional Select Class	1,000.00	1,020.11	1,023.56	1.25 *	1.25 *	0.25
Treasury Securities Portfolio Investor Class	1,000.00	1,019.86	1,023.31	1.50 *	1.51 *	0.30
Treasury Securities Portfolio Administrative Class	1,000.00	1,019.60	1,023.06	1.75 *	1.76 *	0.35
Treasury Securities Portfolio Advisory Class	1,000.00	1,019.10	1,022.56	2.25 *	2.26 *	0.45
Treasury Securities Portfolio Participant Class	1,000.00	1,017.83	1,021.32	3.50 *	3.51 *	0.70
Treasury Securities Portfolio Cash Management Class	1,000.00	1,019.60	1,023.06	1.75 *	1.76 *	0.35
Treasury Securities Portfolio Select Class	1,000.00	1,016.32	1,019.84	5.00 *	5.01 *	1.00
Tax-Exempt Portfolio Institutional Class	1,000.00	1,012.80	1,024.00	0.80 *	0.80 *	0.16
Tax-Exempt Portfolio Institutional Select Class	1,000.00	1,012.45	1,023.75	1.05 *	1.05 *	0.21
Tax-Exempt Portfolio Cash Management Class	1,000.00	1,012.04	1,023.26	1.55 *	1.56 *	0.31

*
Expenses are calculated using each Fund Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181++/365 (to reflect the most recent one-half year period).

**
Expenses are calculated using each Fund Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 98++/365 (to reflect the actual days in the period).

***	Class name change for ESG Money Market effective January 23, 2023.
+	Annualized.
++	Adjusted to reflect non-business days accruals.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments
ESG Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (7.8%)
International Banks (7.8%)
Bank of Nova Scotia, 5.10%, 6/21/23 - 11/20/23	$35,000	$35,000
Canadian Imperial Bank of Commerce 5.15%, 6/23/23	25,000	25,000
Oversea-Chinese Banking Corp. Ltd. 5.15%, 6/13/23	25,000	24,999
Sumitomo Mitsui Trust Bank Ltd (New York) 4.80%, 5/2/23	50,000	50,000
Total Certificates of Deposit (Cost $134,999)		134,999
Commercial Paper (a) (25.5%)
Asset-Backed Diversified Financial Services (9.8%)
Cabot Trail Funding LLC 5.34%, 6/22/23	25,000	24,810
LMA Americas LLC, 5.29%, 6/9/23 - 7/25/23	80,000	79,327
Nieuw Amsterdam Receivables Corp. 0.00%, 6/23/23	25,000	24,807
Old Line Funding LLC 5.47%, 11/29/23	5,000	4,844
Podium Funding Trust 5.32%, 6/20/23	10,000	9,927
Sheffield Receivables Corp. 5.34%, 6/26/23	15,000	14,877
Thunder Bay Funding LLC, 5.49%, 11/20/23 - 11/29/23	10,000	9,694
		168,286
Diversified Financial Services (1.1%)
Ontario Teachers Finance Trust 5.20%, 10/31/23	20,000	19,491
Domestic Bank (0.9%)
ING US Funding LLC 5.56%, 10/26/23	15,000	14,599
Finance (2.0%)
CDP Financial, Inc., 5.48%, 11/17/23 - 12/1/23	25,000	24,239
Citigroup Global Markets, Inc. 5.37%, 7/3/23	10,000	9,909
		34,148
International Banks (11.7%)
Barclays Bank PLC, 5.48%, 6/21/23 - 11/1/23 (b)	60,000	59,382
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 4.79%, 5/1/23	1,000	1,000
Federation des Caisses Desjardins 4.81%, 5/3/23	50,000	49,987
Lloyds Bank PLC, 5.27%, 6/1/23 - 7/5/23	55,000	54,686
Suncorp Group Ltd., 5.29%, 5/31/23 - 6/21/23 (b)	30,000	29,833
Toronto-Dominion Bank 5.48%, 10/23/23	7,000	6,819
		201,707
Total Commercial Paper (Cost $438,231)		438,231
	Face Amount (000)	Value (000)
Corporate Bonds (1.6%)
Industrials (0.2%)
Kimberly-Clark Corp. 2.40%, 6/1/23	$4,343	$4,333
International Banks (1.4%)
ASB Bank Ltd. 3.75%, 6/14/23	16,181	16,154
Nordea Bank AB 5.11%, 6/9/23	3,720	3,704
Swedbank AB Sparbanken Sverige 1.30%, 6/2/23	3,559	3,547
		23,405
Total Corporate Bonds (Cost $27,738)		27,738
Floating Rate Notes (c) (15.7%)
Asset-Backed Diversified Financial Services (0.4%)
Starbird Funding Corp.,
SOFR + 0.52%, 5.33%, 10/4/23 (b)	7,500	7,500
Finance (1.5%)
Citigroup Global Markets, Inc.,
SOFR + 0.34%, 5.14%, 11/16/23 (b)	25,000	25,000
International Banks (13.8%)
Bank of Nova Scotia,
SOFR + 0.45%, 5.26%, 10/2/23	25,000	25,000
SOFR + 0.51%, 5.32%, 7/10/23 (b)	25,000	25,001
BPCE SA,
SOFR + 0.45%, 5.26%, 7/5/23 (b)	25,000	25,000
Canadian Imperial Bank of Commerce,
SOFR + 0.50%, 5.77%, 11/6/23	20,000	20,000
Macquarie Bank Ltd.,
SOFR + 0.47%, 5.27%, 6/13/23 (b)	30,000	30,000
Sumitomo Mitsui Trust Bank Ltd (New York),
SOFR + 0.49%, 5.30%, 12/18/23 - 12/19/23	20,000	20,000
Svenska Handelsbanken AB,
SOFR + 0.40%, 5.20%, 10/19/23	25,000	25,000
SOFR + 0.47%, 5.27%, 11/2/23	25,000	25,000
UBS AG London,
SOFR + 0.35%, 5.20%, 11/15/23 (b)	5,000	5,000
SOFR + 0.35%, 5.21%, 11/17/23 (b)	5,000	5,000
SOFR + 0.60%, 5.42%, 7/6/23 (b)	28,000	28,000
Westpac Banking Corp.,
SOFR + 0.42%, 5.23%, 10/6/23	5,000	5,000
		238,001
Total Floating Rate Notes (Cost $270,501)		270,501
Repurchase Agreements (43.1%)
Bank of America Securities, Inc., (4.87%, dated 4/25/23, due 5/2/23; proceeds $10,009; fully collateralized by a U.S. Government agency security, 3.50% due 5/1/52; valued at $10,300)	10,000	10,000
Bank of America Securities, Inc., (4.87%, dated 4/27/23, due 5/4/23; proceeds $25,024; fully collateralized a U.S. Government agency security, 2.00% due 5/1/51; valued at $25,750)	25,000	25,000
Bank of America Securities, Inc., (4.89%, dated 4/28/23, due 5/1/23; proceeds $20,008; fully collateralized by various Corporate Bonds, 2.69% - 3.63% due 9/15/31 - 9/1/49; valued at $21,000)	20,000	20,000

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
ESG Money Market Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Bank of America Securities, Inc., (5.26% (c), dated 1/7/23, due 1/26/24; proceeds $31,596; fully collateralized by various Common Stocks and Preferred Stocks; valued at $31,500) (Demand 5/1/23)	$30,000	$30,000
BMO Capital Markets Corp., (4.91%, dated 4/28/23, due 5/1/23; proceeds $30,012; fully collateralized by a U.S. Government agency security, 0.00% due 5/15/23 and Corporate Bonds, 0.38% - 5.63% due 9/29/23 - 4/1/44; valued at $31,277)	30,000	30,000
BNP Paribas SA, (5.01%, dated 4/28/23, due 5/1/23; proceeds $20,008; fully collateralized by various Corporate Bonds, 3.25% - 11.63% due 6/15/25 - 10/10/79; valued at $21,201)	20,000	20,000
BNP Paribas SA, (Interest in $1,550,000 joint repurchase agreement, 4.80% dated 4/28/23 under which BNP Paribas SA, will repurchase the securities provided as collateral for $1,550,620 on 5/1/23. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 5/1/53; valued at $1,593,695)	200,000	200,000
ING Financial Markets LLC, (4.89%, dated 4/28/23, due 5/1/23; proceeds $50,020; fully collateralized by various Corporate Bonds, 0.25% - 5.27% due 9/15/23 - 4/6/71; valued at $52,501)	50,000	50,000
Mizuho Securities USA LLC, (4.93%, dated 4/28/23, due 5/1/23; proceeds $40,016; fully collateralized by various Common Stocks; valued at $42,000)	40,000	40,000
MUFG Securities Americas, Inc., (4.86%, dated 4/28/23, due 5/1/23; proceeds $50,020; fully collateralized by various Corporate Bonds, 0.13% - 5.38% due 11/15/23 - 12/31/79; valued at $52,521)	50,000	50,000
MUFG Securities Americas, Inc., (4.86%, dated 4/28/23, due 5/1/23; proceeds $10,004; fully collateralized by various Corporate Bonds, 1.90% - 3.45% due 7/1/23 - 6/8/51; valued at $10,505)	10,000	10,000
MUFG Securities Americas, Inc., (4.87%, dated 4/28/23, due 5/1/23; proceeds $20,008; fully collateralized by various Common Stocks; valued at $21,009)	20,000	20,000
Natixis SA, (Interest in $500,000 joint repurchase agreement, 4.80% dated 4/28/23 under which Natixis SA, will repurchase the securities provided as collateral for $500,200 on 5/1/23.The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/1/53; valued at $514,996)	67,000	67,000
RBC Capital Markets LLC, (4.92%, dated 4/27/23, due 5/4/23; proceeds $70,067; fully collateralized by various Corporate Bonds, 0.75% - 9.01% due 1/16/24 - 1/15/87(d); valued at $73,500)	70,000	70,000
Societe Generale SA, (4.85%, dated 4/27/23, due 5/4/23; proceeds $60,057; fully collateralized by various Corporate Bonds, 0.00% - 8.13% due 6/30/24 - 11/15/79; valued at $63,059)(d)	60,000	60,000
	Face Amount (000)	Value (000)

Societe Generale SA, (4.96%, dated 4/28/23, due 5/1/23; proceeds $15,006; fully collateralized by various Corporate Bonds, 2.38% - 11.63% due 3/15/26 - 6/15/35; valued at $16,023)	$15,000	$15,000
TD Securities USA LLC, (4.88%, dated 4/28/23, due 5/1/23; proceeds $25,010; fully collateralized by various Corporate Bonds, 3.20% - 9.70% due 2/15/24 - 4/1/30; valued at $26,251)	25,000	25,000
Total Repurchase Agreements (Cost $742,000)		742,000
Time Deposits (6.2%)
International Banks (6.2%)
Barclays Bank PLC (New York Branch) 4.82%, 5/1/23	10,000	10,000
BNP Paribas SA 4.79%, 5/1/23	1,000	1,000
Canadian Imperial Bank of Commerce 4.81%, 5/1/23	5,000	5,000
Cooperatieve Rabobank UA (New York Branch) 4.79%, 5/1/23	1,000	1,000
Credit Agricole Corporate and Investment Bank 4.80%, 5/1/23	1,000	1,000
DNB Bank ASA (New York Branch) 4.79%, 5/1/23	32,000	32,000
Mizuho Bank Ltd. 4.82%, 5/1/23	31,000	31,000
National Bank of Canada (Montreal Branch) 4.81%, 5/1/23	5,000	5,000
Skandinaviska Enskilda Banken AB 4.80%, 5/1/23	5,000	5,000
Svenska Handelsbanken AB (New York) 4.79%, 5/1/23	10,000	10,000
Toronto-Dominion Bank 4.80%, 5/1/23	5,000	5,000
Total Time Deposits (Cost $106,000)		106,000
Total Investments (99.9%) (Cost $1,719,469) (e)		1,719,469
Other Assets in Excess of Liabilities (0.1%)		2,529
Net Assets (100.0%)		$1,721,998

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)
Floating or variable rate securities: The rates disclosed are as of
April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)
Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of April 30, 2023.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

SOFR	Secured Overnight Financing Rate.
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
ESG Money Market Portfolio

Portfolio Composition
Classification	Percentage of Total Investments
Repurchase Agreements	43.2%
Commercial Paper	25.5
Floating Rate Notes	15.7
Certificates of Deposit	7.8
Time Deposits	6.2
Other*	1.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments
Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (7.1%)
Domestic Bank (1.3%)
Citibank NA 5.34%, 6/22/23	$220,000	$220,039
International Banks (5.8%)
Bank of Nova Scotia 5.48%, 11/20/23	200,000	200,104
Canadian Imperial Bank of Commerce 5.15%, 6/23/23	125,000	125,041
Nordea Bank AB 4.80%, 5/3/23	250,000	249,999
Sumitomo Mitsui Trust Bank Ltd (New York), 4.80%, 5/2/23 - 5/3/23	370,000	370,000
		945,144
Total Certificates of Deposit (Cost $1,165,000)		1,165,183
Commercial Paper (a) (23.9%)
Asset-Backed Diversified Financial Services (6.0%)
Atlantic Asset Securitization LLC, 5.12%, 6/20/23 - 10/10/23 (b)	194,000	191,064
Collateralized Commercial Paper FLEX Co. LLC 5.40%, 11/14/23	75,000	74,978
Fairway Finance Corp. 5.48%, 11/29/23	13,500	13,074
LMA Americas LLC, 5.36%, 5/9/23 - 7/25/23 (b)	433,400	430,003
Old Line Funding LLC 5.47%, 11/29/23	45,000	43,600
Podium Funding Trust 5.07%, 6/15/23	74,000	73,490
Sheffield Receivables Corp. 5.34%, 6/26/23	85,000	84,277
Thunder Bay Funding LLC, 5.49%, 11/20/23 - 11/29/23	76,000	73,666
		984,152
Automobile (2.0%)
Toyota Credit Canada, Inc. 5.21%, 7/10/23	30,000	29,690
Toyota Credit de Puerto Rico Corp., 5.24%, 6/9/23 - 12/1/23	188,000	185,233
Toyota Finance Australia 5.08%, 6/15/23	25,000	24,832
Toyota Motor Finance Netherlands BV 5.29%, 5/30/23	90,000	89,588
		329,343
Diversified Financial Services (0.4%)
Ontario Teachers Finance Trust 5.20%, 10/31/23	75,000	73,007
Domestic Bank (1.1%)
ING US Funding LLC 5.56%, 10/26/23	190,000	185,029
Finance (2.7%)
Barclays Capital, Inc., 5.24%, 6/26/23 - 7/3/23	65,000	64,431
	Face Amount (000)	Value (000)

CDP Financial, Inc., 5.29%, 6/1/23 - 12/6/23	$230,000	$224,505
Citigroup Global Markets, Inc., 5.37%, 7/3/23 - 7/6/23	160,000	158,460
		447,396
International Banks (11.7%)
Barclays Bank PLC, 5.67%, 5/2/23 - 11/2/23 (b)	301,239	296,437
BPCE SA, 5.13%, 6/6/23 - 6/9/23	250,000	248,596
DBS Bank Ltd. 5.16%, 6/16/23	75,000	74,494
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 4.79%, 5/1/23	166,000	165,934
Federation des Caisses Desjardins, 4.81%, 5/1/23 - 5/3/23	550,000	549,670
Lloyds Bank PLC 5.17%, 7/5/23	125,000	123,788
Macquarie Bank Ltd. 5.28%, 7/21/23	12,450	12,302
Mizuho Bank Ltd. 5.15%, 7/14/23	109,000	107,787
Suncorp Group Ltd., 5.39%, 5/10/23 - 7/10/23 (b)	345,000	342,900
		1,921,908
Total Commercial Paper (Cost $3,942,468)		3,940,835
Corporate Bonds (0.2%)
International Banks (0.2%)
Swedbank AB Sparbanken Sverige 1.30%, 6/2/23	25,650	25,545
UBS AG London 0.38%, 6/1/23	5,424	5,403
Total Corporate Bonds (Cost $30,965)		30,948
Floating Rate Notes (c) (23.2%)
Asset-Backed Diversified Financial Services (1.9%)
Fairway Finance Corp.,
SOFR + 0.43%, 5.24%, 6/26/23 (b)	40,000	40,015
SOFR + 0.70%, 5.51%, 5/3/23 (b)	50,000	50,004
Old Line Funding LLC,
SOFR + 0.41%, 5.21%, 7/5/23 (b)	100,000	100,044
Starbird Funding Corp.,
SOFR + 0.44%, 5.25%, 6/20/23 (b)	50,000	50,019
SOFR + 0.52%, 5.33%, 10/3/23 - 10/4/23 (b)	75,000	75,044
		315,126
Automobile (0.1%)
Toyota Motor Credit Corp.,
SOFR + 0.75%, 5.55%, 12/11/23	22,000	22,029
Domestic Banks (2.4%)
Wells Fargo Bank NA,
SOFR + 0.47%, 5.28%, 12/18/23	250,000	250,066
SOFR + 0.50%, 5.31%, 12/20/23	150,000	150,068
		400,134
Finance (0.5%)
Citigroup Global Markets, Inc.,
SOFR + 0.34%, 5.14%, 11/16/23 (b)	85,000	84,907
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Prime Portfolio
	Face Amount (000)	Value (000)
Floating Rate Notes (cont'd)
International Banks (18.3%)
Australia And New Zealand Banking,
SOFR + 0.60%, 5.41%, 6/16/23 (b)	$50,000	$50,029
SOFR + 0.67%, 5.48%, 5/2/23 (b)	50,000	50,003
Bank of Nova Scotia,
SOFR + 0.45%, 5.26%, 10/2/23	150,000	150,084
SOFR + 0.50%, 5.31%, 10/31/23	125,000	125,082
Barclays Bank PLC,
SOFR + 0.68%, 5.48%, 5/10/23	250,000	250,046
BPCE SA,
SOFR + 0.43%, 5.24%, 7/5/23 (b)	200,000	200,084
SOFR + 0.45%, 5.26%, 7/5/23 (b)	225,000	225,103
Canadian Imperial Bank of Commerce,
SOFR + 0.50%, 5.77%, 11/6/23	150,000	150,143
SOFR + 0.68%, 6.13%, 5/2/23	100,000	100,006
Canadian Imperial Holdings, Inc.,
SOFR + 0.64%, 5.45%, 5/8/23 (b)	50,000	50,008
Macquarie Bank Ltd.,
SOFR + 0.47%, 5.27%, 6/13/23 (b)	150,000	150,062
Nordea Bank AB,
SOFR + 0.46%, 5.27%, 11/3/23	75,000	75,052
SOFR + 0.60%, 5.41%, 6/15/23 (b)	125,000	125,072
Royal Bank of Canada,
SOFR + 0.65%, 5.46%, 5/10/23 (b)	100,000	100,016
SOFR + 0.66%, 5.47%, 5/4/23 (b)	125,000	125,010
Sumitomo Mitsui Trust Bank Ltd (New York),
SOFR + 0.49%, 5.30%, 12/18/23 - 12/19/23	170,000	170,010
Svenska Handelsbanken AB,
SOFR + 0.47%, 5.27%, 11/2/23	175,000	175,094
SOFR + 0.68%, 5.48%, 5/1/23 (b)	200,000	200,010
Toronto-Dominion Bank,
SOFR + 0.64%, 5.44%, 6/21/23 (b)	100,000	100,074
5.46%, 5/15/23 (b)	75,000	75,019
UBS AG London,
SOFR + 0.32%, 5.16%, 6/1/23 (b)	12,575	12,575
SOFR + 0.35%, 5.20%, 11/15/23 (b)	50,000	49,979
SOFR + 0.35%, 5.21%, 11/17/23 (b)	75,000	74,969
SOFR + 0.60%, 5.42%, 7/6/23 (b)	72,000	72,001
SOFR + 0.69%, 5.52%, 6/21/23 (b)	100,000	100,001
Westpac Banking Corp.,
SOFR + 0.63%, 5.44%, 6/9/23 (b)	49,700	49,727
		3,005,259
Total Floating Rate Notes (Cost $3,826,279)		3,827,455
Repurchase Agreements (35.5%)
ABN Amro Securities LLC, (4.96%, dated 4/28/23, due 5/1/23; proceeds $250,103; fully collateralized by various Corporate Bonds, 0.40% - 9.00% due 5/1/23 - 10/14/52; U.S. Government agency securities, 3.00% - 5.00% due 7/1/40 - 11/20/52 and U.S. Government obligations, 1.13% - 3.13% due 1/15/25 - 5/15/26; valued at $260,158)	250,000	250,000
	Face Amount (000)	Value (000)

ABN Amro Securities LLC, (Interest in $1,050,000 joint repurchase agreement, 4.80% dated 4/28/23 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,050,420 on 5/1/23. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 4/1/53; valued at $1,080,342)	$450,000	$450,000
Bank of America Securities, Inc., (4.87%, dated 4/25/23, due 5/2/23; proceeds $90,085; fully collateralized by various Corporate Bonds, 0.55% - 7.95% due 6/8/23 - 5/15/77; valued at $94,501)	90,000	90,000
Bank of America Securities, Inc., (4.87%, dated 4/27/23, due 5/4/23; proceeds $75,071; fully collateralized by various Corporate Bonds, 0.75% - 9.63% due 5/9/23 -10/27/81 and U.S. Government agency securities, 2.00% - 3.50% due 5/1/51 - 5/1/52 (d); valued at $78,389)	75,000	75,000
Bank of America Securities, Inc., (4.89%, dated 4/25/23, due 5/2/23; proceeds $100,095; fully collateralized by various Corporate Bonds, 3.38% - 11.63% due 4/15/25 - 6/4/81; valued at $106,000)	100,000	100,000
Bank of America Securities, Inc., (4.89%, dated 4/27/23, due 5/4/23; proceeds $100,095; fully collateralized by various Corporate Bonds, 4.44% - 11.25% due 11/14/24 - 7/15/32(d); valued at $105,955)	100,000	100,000
Bank of America Securities, Inc., (4.89%, dated 4/28/23, due 5/1/23; proceeds $80,033; fully collateralized by various Corporate Bonds, 3.00% - 9.25% due 11/15/23 - 8/15/48; valued at $84,760)	80,000	80,000
Bank of America Securities, Inc., (5.26% (c), dated 1/7/23, due 7/27/23; proceeds $51,322; fully collateralized by various Common Stocks and Preferred Stocks; valued at $52,500) (Demand 5/1/23)	50,000	50,000
BMO Capital Markets Corp., (4.91%, dated 4/28/23, due 5/1/23; proceeds $25,010; fully collateralized by a U.S. Government agency security, 0.00% due 5/15/23 and Corporate Bonds, 2.15% - 4.97% due 1/29/24 - 5/19/46; valued at $26,093)	25,000	25,000
BNP Paribas SA, (5.01%, dated 4/28/23, due 5/1/23; proceeds $30,013; fully collateralized by various Corporate Bonds, 2.30% - 10.50% due 9/1/25 - 4/1/50; valued at $31,630)	30,000	30,000
BNP Paribas SA, (5.02% (c), dated 6/29/22, due 5/5/23; proceeds $73,026; fully collateralized by various Corporate Bonds, 1.15% - 13.50% due 4/15/24 - 12/31/79 (d); valued at $74,026) (Demand 5/1/23)	70,000	70,000
BNP Paribas SA, (5.08% (c), dated 5/16/22, due 5/5/23; proceeds $477,729; fully collateralized by various Corporate Bonds, 3.13% - 12.75% due 2/2/24 - 12/31/79 (d); valued at $482,198) (Demand 5/1/23)	455,000	455,000
Credit Agricole Corporate and Investment Bank, (4.90% (c), dated 1/18/23, due 5/5/23; proceeds $101,456; fully collateralized by various Corporate Bonds, 0.86% - 7.88% due 10/17/23 - 6/1/54 (d); valued at $105,000) (Demand 5/1/23)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Prime Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Federal Reserve Bank of New York, (4.80%, dated 4/28/23, due 5/1/23; proceeds $900,360; fully collateralized by a U.S. Government obligation, 0.25% due 5/15/24; valued at $900,360)	$900,000	$900,000
JP Morgan Securities LLC, (5.03% (c), dated 9/7/21, due 5/5/23; proceeds $97,608; fully collateralized by various Common Stocks and Preferred Stocks; valued at $94,870) (Demand 5/1/23)	90,000	90,000
JP Morgan Securities LLC, (5.06% (c), dated 11/17/21, due 5/5/23; proceeds $198,885; fully collateralized by various Common Stocks and Preferred Stocks; valued at $195,016) (Demand 5/1/23)	185,000	185,000
JP Morgan Securities LLC, (5.26% (c), dated 1/5/23, due 7/27/23; proceeds $319,195; fully collateralized by various Corporate Bonds, 2.05% - 11.50% due 11/15/23 - 4/1/46 (d); valued at $329,938) (Demand 5/1/23)	310,000	310,000
Mizuho Securities USA LLC, (4.93%, dated 4/28/23, due 5/1/23; proceeds $160,066; fully collateralized by various Common Stocks; valued at $168,000)	160,000	160,000
MUFG Securities Americas, Inc., (4.86%, dated 4/28/23, due 5/1/23; proceeds $250,101; fully collateralized by various Corporate Bonds, 0.45% - 7.30% due 5/1/23 - 12/31/79 and a U.S. Government agency security, 3.50% due 9/20/36 (d); valued at $262,607)	250,000	250,000
MUFG Securities Americas, Inc., (4.86%, dated 4/28/23, due 5/1/23; proceeds $80,032; fully collateralized by various Corporate Bonds, 0.52% - 8.00% due 5/14/23 - 3/15/53; valued at $84,034)	80,000	80,000
MUFG Securities Americas, Inc., (4.87%, dated 4/28/23, due 5/1/23; proceeds $105,043; fully collateralized by various Common Stocks (d); valued at $110,295)	105,000	105,000
RBC Capital Markets LLC, (4.92% , dated 4/27/23, due 5/4/23; proceeds $330,316; fully collateralized by various Corporate Bonds, 0.79% - 8.25% due 7/26/23 - 1/15/87; valued at $346,500)	330,000	330,000
Societe Generale SA, (4.85%, dated 4/27/23, due 5/4/23; proceeds $470,443; fully collateralized by various Corporate Bonds, 0.52% - 8.00% due 5/1/23 - 11/15/95 and U.S. Government obligations, 3.00% - 4.38% due 5/15/40 - 8/15/52 (d); valued at $493,965)	470,000	470,000
Societe Generale SA, (4.96%, dated 4/28/23, due 5/1/23; proceeds $347,143; fully collateralized by various Corporate Bonds, 0.81% - 13.00% due 5/4/23 - 5/15/97 (d); valued at $367,867)	347,000	347,000
TD Securities USA LLC, (4.88%, dated 4/28/23, due 5/1/23; proceeds $55,022; fully collateralized by various Corporate Bonds, 2.53% - 5.05% due 8/13/24 - 6/1/50; valued at $57,750)	55,000	55,000
Wells Fargo Securities LLC, (5.47%, dated 3/10/23, due 6/7/23; proceeds $101,352; fully collateralized by various Corporate Bonds, 0.81% - 5.95% due 5/22/23 - 7/21/52; valued at $105,000)	100,000	100,000
	Face Amount (000)	Value (000)

Wells Fargo Securities LLC, (5.47%, dated 3/10/23, due 6/7/23; proceeds $135,812; fully collateralized by various Common Stocks and Preferred Stocks; valued at $140,700)	$134,000	$134,000
Wells Fargo Securities LLC, (Interest in $3,650,000 joint repurchase agreement, 4.81% dated 4/28/23 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $3,651,463 on 5/1/23. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 6/1/57; valued at $3,759,500)	452,000	452,000
Total Repurchase Agreements (Cost $5,843,000)		5,843,000
Time Deposits (10.0%)
International Banks (10.0%)
Bank of Nova Scotia (Toronto Branch) 4.82%, 5/1/23	50,000	50,000
Barclays Bank PLC (New York Branch) 4.82%, 5/1/23	118,000	118,000
BNP Paribas SA 4.79%, 5/1/23	50,000	50,000
Canadian Imperial Bank of Commerce 4.81%, 5/1/23	40,000	40,000
Cooperatieve Rabobank UA (New York Branch) 4.79%, 5/1/23	49,000	49,000
Credit Agricole Corporate and Investment Bank 4.80%, 5/1/23	93,000	93,000
DNB Bank ASA (New York Branch) 4.79%, 5/1/23	78,000	78,000
Mizuho Bank Ltd. 4.82%, 5/1/23	464,000	464,000
National Bank of Canada (Montreal Branch) 4.81%, 5/1/23	593,000	593,000
Skandinaviska Enskilda Banken AB 4.80%, 5/1/23	25,000	25,000
Svenska Handelsbanken AB (New York) 4.79%, 5/1/23	75,000	75,000
Toronto-Dominion Bank 4.80%, 5/1/23	5,000	5,000
Total Time Deposits (Cost $1,640,000)		1,640,000
Total Investments (99.9%) (Cost $16,447,712) (e)		16,447,421
Other Assets in Excess of Liabilities (0.1%)		18,037
Net Assets (100.0%)		$16,465,458

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)
Floating or variable rate securities: The rates disclosed are as of
April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Prime Portfolio
(d)
Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of April 30, 2023.

(e)
At April 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,633,218 and the aggregate gross unrealized depreciation is $1,924,703, resulting in net unrealized depreciation of $291,485.

SOFR	Secured Overnight Financing Rate.

Portfolio Composition
Classification	Percentage of Total Investments
Repurchase Agreements	35.5%
Commercial Paper	23.9
Floating Rate Notes	23.3
Time Deposits	10.0
Certificates of Deposit	7.1
Other*	0.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments
Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (83.2%)
ABN Amro Securities LLC, (Interest in $1,050,000 joint repurchase agreement, 4.80% dated 4/28/23 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,050,420 on 5/1/23. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 4/1/53; valued at $1,080,342)	$448,000	$448,000
Bank of America Securities, Inc., (4.80%, dated 4/8/23, due 5/1/23; proceeds $200,080; fully collateralized by various U.S. Government obligations, 0.13% - 1.63% due 4/15/24 - 1/15/31; valued at $204,000)	200,000	200,000
Bank of America Securities, Inc., (4.80%, dated 4/28/23, due 5/1/23; proceeds $300,120; fully collateralized by various U.S. Government obligations, 3.00% - 4.38% due 2/15/38 - 2/15/47; valued at $306,00)	300,000	300,000
Bank of America Securities, Inc., (4.80%, dated 4/28/23, due 5/1/23; proceeds $300,120; fully collateralized by various U.S. Government obligations, 3.00% due 2/15/47; valued at $306,000)	300,000	300,000
Bank of America Securities, Inc., (4.80%, dated 4/8/23, due 5/1/23; proceeds $40,1600; fully collateralized by various U.S. Government agency securities, 2.00% - 5.00% due 2/20/51 - 3/20/53; valued at $412,000)	400,000	400,000
Bank of America Securities, Inc., (4.80%, dated 4/28/23, due 5/1/23; proceeds $500,200; fully collateralized by various U.S. Government agency securities, 1.50% - 6.50% due 12/1/33 - 5/1/53; valued at $515,000)	500,000	500,000
Bank of America Securities, Inc., (4.80%, dated 4/8/23, due 5/1/23; proceeds $600,240; fully collateralized by various U.S. Government agency securities, 1.50% - 6.50% due 1/1/47 - 4/1/53; valued at $618,000)	600,000	600,000
Bank of America Securities, Inc., (4.82%, dated 4/28/23, due 5/1/23; proceeds $1,060,426; fully collateralized by various U.S. Government agency securities, 1.50% - 6.00% due 7/1/36 - 3/1/61; valued at $1,091,800)	1,060,000	1,060,000
Bank of Montreal, (4.89%, dated 3/23/23, due 5/4/23; proceeds $250,042; fully collateralized by various U.S. Government agency securities, 0.00% - 5.00% due 2/25/29 - 3/20/72; valued at $262,425)	250,000	250,000
Bank of Nova Scotia, (4.76%, dated 4/8/23, due 5/1/23; proceeds $756,300; fully collateralized by various U.S. Government obligations, 0.13% - 5.38% due 7/15/23 - 2/15/53; valued at $771,120)	756,000	756,000
Barclays Bank PLC, (4.89% (a), dated 2/20/20, due 5/5/23; proceeds $115,893; fully collateralized by a U.S. Government agency security, 5.00% due 9/1/52; valued at $103,392) (Demand 5/1/23)	100,000	100,000
	Face Amount (000)	Value (000)

Barclays Bank PLC, (4.89% (a), dated 3/6/19, due 5/5/23; proceeds $241,321; fully collateralized by various U.S. Government agency securities, 1.18% - 5.50% due 9/1/51 - 4/1/53; valued at $207,313) (Demand 5/1/23)	$200,000	$200,000
Barclays Bank PLC, (4.94% (a), dated 5/10/22, due 6/2/23; proceeds $210,648; fully collateralized by various U.S. Government agency securities, 2.50% - 5.50% due 9/1/51 - 3/1/53; valued at $206,793) (Demand 5/1/23)	200,000	200,000
BMO Capital Markets Corp., (4.83%, dated 4/28/23, due 5/1/23; proceeds $150,060; fully collateralized by various U.S. Government agency securities, 4.09% - 9.07% due 5/15/23 - 2/1/48; valued at $154,367)	150,000	150,000
BMO Capital Markets Corp., (4.84%, dated 3/23/23, due 5/4/23; proceeds $603,388; fully collateralized by various U.S. Government agency securities, 4.26% - 9.45% due 5/15/23 - 12/15/64; valued at $617,940)	600,000	600,000
BMO Capital Markets Corp., (4.88%, dated 4/28/23, due 5/1/23; proceeds $250,102; fully collateralized by various U.S. Government agency securities, 0.02% - 5.59% due 7/25/23 - 11/20/72; valued at $262,500)	250,000	250,000
BMO Capital Markets Corp., (4.89%, dated 3/23/23, due 5/4/23; proceeds $402,282; fully collateralized by various U.S. Government agency securities 0.00% - 6.00% due 5/15/23 - 1/20/73; valued at $419,880)	400,000	400,000
BNP Paribas SA, (4.78%, dated 4/8/23, due 5/1/23; proceeds $70,028; fully collateralized by various U.S. Government obligations, 0.13% due 10/26/23 - 4/15/26; valued at $71,400)	70,000	70,000
BNP Paribas SA, (5.01% (a), dated 3/23/21, due 6/27/23; proceeds $111,495; fully collateralized by various U.S. Government agency securities, 0.21% - 6.00% due 3/20/41 - 2/25/54 and U.S. Government obligations, 0.13% - 1.75% due 12/31/24 -2/15/40; valued at $104,445) (Demand 5/1/23)	100,000	100,000
BNP Paribas SA, (5.01% (a), dated 4/8/20, due 6/2/23; proceeds $348,013; fully collateralized by various U.S. Government agency securities, 0.11% - 6.00% due 9/1/30 - 12/25/61 and U.S. Government obligations, 0.00% - 2.88% due 5/2/23 - 12/31/24; valued at $313,520) (Demand 5/1/23)	300,000	300,000
BNP Paribas SA, (5.01% (a), dated 5/6/22, due 6/7/23; proceeds $423,213; fully collateralized by various U.S. Government agency securities, 0.01% - 6.00% due 12/15/26 - 11/20/72 and U.S. Government obligations, 2.13% - 3.13% due 2/15/30 - 5/15/48; valued at $418,886) (Demand 5/1/23)	400,000	400,000
BNP Paribas SA, (5.01% (a), dated 9/2/20, due 6/2/23; proceeds $113,958; fully collateralized by various U.S. Government agency securities, 0.13% - 6.50% due 2/1/36 - 3/20/53 and a U.S. Government obligation, 3.13% due 5/15/48; valued at $104,476) (Demand 5/1/23)	100,000	100,000
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Government Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BNP Paribas SA, (Interest in $1,100,000 joint repurchase agreement, 4.78% dated 4/28/23 under which BNP Paribas SA, will repurchase the securities provided as collateral for $1,100,438 on 5/1/23. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/50; valued at $1,122,000)	$581,000	$581,000
BNP Paribas SA, (Interest in $1,550,000 joint repurchase agreement, 4.80% dated 4/28/23 under which BNP Paribas SA, will repurchase the securities provided as collateral for $1,550,620 on 5/1/23. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 5/1/53; valued at $1,593,695)	1,205,000	1,205,000
Canadian Imperial Bank of Commerce, (4.80%, dated 4/28/23, due 5/1/23; proceeds $100,040; fully collateralized by various U.S. Government agency securities, 3.00% - 5.44% due 11/1/49 - 5/15/58 and U.S. Government obligations, 0.75% - 3.25% due 8/15/26 - 1/31/28; valued at $102,997)	100,000	100,000
Canadian Imperial Bank of Commerce, (4.81%, dated 3/23/23, due 5/4/23; proceeds $1,005,612; fully collateralized by various U.S. Government agency securities, 1.50% - 8.50% due 12/1/25 - 5/15/58 and U.S. Government obligations, 0.63% -3.25% due 8/15/23 - 11/30/27; valued at $1,029,682)	1,000,000	1,000,000
Canadian Imperial Bank of Commerce, (4.87%, dated 3/23/23, due 5/4/23; proceeds $40,227; fully collateralized by various U.S. Government agency securities, 0.08% - 7.50% due 10/15/23 - 4/25/55 and U.S. Government obligations, 0.75% - 3.00% due 7/15/25 - 1/31/28; valued at $41,276)	40,000	40,000
Citibank NA, (4.81%, dated 4/27/23, due 5/4/23; proceeds $500,468; fully collateralized by various U.S. Government agency securities, 0.25% - 8.38% due 8/6/23 - 10/20/67 and U.S. Government obligations, 0.13% - 4.25% due 6/30/24 - 2/15/53; valued at $510,879)	500,000	500,000
Citigroup Global Markets, Inc., (4.81%, dated 4/27/23, due 5/4/23; proceeds $1,501,403; fully collateralized by various U.S. Government agency securities, 2.00% - 7.50% due 6/20/52 - 2/20/53 and a U.S. Government obligation, 2.38% due 3/31/29; valued at $1,544,959)	1,500,000	1,500,000
Credit Agricole Corporate and Investment Bank, (4.77%, dated 4/8/23, due 5/1/23; proceeds $100,040; fully collateralized by various U.S. Government obligations, 1.13% - 2.75% due 2/15/31 - 8/15/32; valued at $102,000)	100,000	100,000
Credit Agricole Corporate and Investment Bank, (4.77%, dated 4/8/23, due 5/1/23; proceeds $25,010; fully collateralized by a U.S. Government obligation, 2.25% due 8/15/27; valued at $25,500)	25,000	25,000
	Face Amount (000)	Value (000)

Credit Agricole Corporate and Investment Bank, (4.77%, dated 4/28/23, due 5/1/23; proceeds $550,219; fully collateralized by various U.S. Government obligations, 0.38% - 2.88% due 12/31/25 - 8/15/30; valued at $561,000)	$550,000	$550,000
Credit Agricole Corporate and Investment Bank, (Interest in $300,000 joint repurchase agreement, 4.77% dated 4/28/23 under which Credit Agricole Corporate and Investment Bank, will repurchase the securities provided as collateral for $300,119 on 5/1/23. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 10/31/27; valued at $306,000)	300,000	300,000
Daiwa Capital Markets America, Inc., (4.78%, dated 4/28/23, due 5/1/23; proceeds $300,120; fully collateralized by various U.S. Government obligations, 0.38% - 4.25% due 7/15/23 - 3/31/28; valued at $306,122)	300,000	300,000
Daiwa Capital Markets America, Inc., (4.80%, dated 4/8/23, due 5/1/23; proceeds $1,000,400; fully collateralized by various U.S. Government agency securities, 1.50% - 7.00% due 7/14/23 - 5/1/53 and U.S. Government obligations, 1.63% - 3.88% due 7/27/23 - 8/15/40; valued at $1,030,403)	1,000,000	1,000,000
Deutsche Bank Securities, Inc., (4.78%, dated 4/8/23, due 5/1/23; proceeds $300,120; fully collateralized by various U.S. Government obligations, 0.13% - 1.13% due 4/15/27- 1/15/33; valued at $306,000)	300,000	300,000
Deutsche Bank Securities, Inc., (4.80%, dated 4/8/23, due 5/1/23; proceeds $500,200; fully collateralized by various U.S. Government agency securities 0.00% - 7.13% due 5/2/23 - 3/1/53 and U.S. Government obligations, 0.13% - 5.33% due 5/9/23 - 2/15/46; valued at $512,323)	500,000	500,000
Federal Reserve Bank of New York, (4.80%, dated 4/28/23, due 5/1/23; proceeds $74,929,960; fully collateralized by various U.S. Government obligations, 3.75% - 4.38% due 8/15/40 - 8/15/41; valued at $74,929,960)	74,900,000	74,900,000
Fixed Income Clearing Corp., (4.78%, dated 4/28/23, due 5/1/23; proceeds $1,600,640; fully collateralized by various U.S. Government obligations, 2.75% - 3.88% due 6/30/27 - 12/31/29; valued at $1,632,000)	1,600,000	1,600,000
Fixed Income Clearing Corp., (4.80%, dated 4/28/23, due 5/1/23; proceeds $9,003,600; fully collateralized by various U.S. Government obligations, 0.13% - 3.88% due 5/31/23 - 2/15/43; valued at $9,183,672)	9,000,000	9,000,000
Goldman Sachs & Co., (4.81%, dated 4/27/23, due 5/4/23; proceeds $400,374; fully collateralized by various U.S. Government obligations, 0.00% due 5/4/23 - 11/15/52; valued at $408,000)	400,000	400,000
ING Financial Markets LLC, (4.80%, dated 4/26/23, due 5/3/23; proceeds $150,140; fully collateralized by various U.S. Government obligations, 0.25% - 4.00% due 5/9/23 - 11/15/52; valued at $153,000)	150,000	150,000

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Government Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
ING Financial Markets LLC, (4.80%, dated 4/8/23, due 5/1/23; proceeds $250,100; fully collateralized by various U.S. Government obligations, 0.13% - 5.38% due 9/30/23 - 11/15/51; valued at $255,000)	$250,000	$250,000
ING Financial Markets LLC, (4.80%, dated 4/8/23, due 5/1/23; proceeds $300,120; fully collateralized by various U.S. Government agency securities, 1.50% - 7.50% due 6/1/29 - 8/1/56; valued at $309,000)	300,000	300,000
JP Morgan Securities LLC, (4.75%, dated 4/8/23, due 5/1/23; proceeds $100,040; fully collateralized by various U.S. Government agency securities, 2.00% - 5.70% due 5/11/23 - 1/15/58; valued at $103,039)	100,000	100,000
JP Morgan Securities LLC, (4.77%, dated 4/8/23, due 5/1/23; proceeds $750,298; fully collateralized by various U.S. Government obligations, 0.25% - 3.13% due 10/26/23 - 6/30/26; valued at $765,304)	750,000	750,000
JP Morgan Securities LLC, (4.80%, dated 4/8/23, due 5/1/23; proceeds $7,002,800; fully collateralized by various U.S. Government agency securities, 1.50% - 8.50% due 5/18/23 - 3/15/65; valued at $7,212,234)	7,000,000	7,000,000
JP Morgan Securities LLC, (4.97% (a), dated 4/28/22, due 7/8/23; proceeds $318,886; fully collateralized by various U.S. Government agency securities, 0.10% - 5.50% due 4/25/30 - 7/16/64; valued at $316,217) (Demand 5/1/23)	300,000	300,000
JP Morgan Securities LLC, (4.97% (a), dated 5/23/22, due 7/28/23; proceeds $529,751; fully collateralized by various U.S. Government agency securities, 0.19% - 5.50% due 1/15/40 - 6/16/64; valued at $527,029) (Demand 5/1/23)	500,000	500,000
JP Morgan Securities LLC, (4.97% (a), dated 6/1/22, due 7/28/23; proceeds $529,130; fully collateralized by various U.S. Government agency securities, 0.01% - 6.06% due 10/25/24 - 7/16/64; valued at $527,029) (Demand 5/1/23)	500,000	500,000
JP Morgan Securities LLC, (4.97% (a), dated 8/17/21, due 7/8/23; proceeds $1,235,272; fully collateralized by various U.S. Government agency securities, 0.01% - 9.86% due 2/25/26 - 7/16/64; valued at $1,185,815) (Demand 5/1/23)	1,125,000	1,125,000
Mizuho Securities USA LLC, (4.91%, dated 3/23/23, due 5/4/23; proceeds $251,432; fully collateralized by various U.S. Government agency securities, 0.05% - 6.44% due 5/20/33 - 4/20/53; valued at $262,500)	250,000	250,000
Mizuho Securities USA LLC, (4.94% (a), dated 10/26/21, due 6/2/23; proceeds $1,080,138; fully collateralized by various U.S. Government agency securities, 0.01% - 9.88% due 2/25/25 - 8/25/61 and U.S. Government obligations, 0.13% -2.38% due 8/31/23 - 3/31/29; valued at $1,047,614) (Demand 5/1/23)	1,000,000	1,000,000
	Face Amount (000)	Value (000)

MUFG Securities (Canada) Ltd., (4.80% , dated 4/8/23, due 5/1/23; proceeds $850,340; fully collateralized by various U.S. Government agency securities, 0.25% - 6.00% due 5/22/23 - 4/1/53 and U.S. Government obligations, 0.25% - 4.00% due 1/15/25 - 2/15/45; valued at $874,894)	$850,000	$850,000
MUFG Securities Americas, Inc., (4.80%, dated 4/8/23, due 5/1/23; proceeds $250,100; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 7/1/24 - 4/1/53; valued at $257,603)	250,000	250,000
Natixis SA, (4.77%, dated 4/8/23, due 5/1/23; proceeds $800,318; fully collateralized by various U.S. Government obligations, 0.13% - 6.38% due 7/13/23 - 2/15/53; valued at $816,000)	800,000	800,000
Natixis SA, (4.81%, dated 3/23/23, due 5/4/23; proceeds $1,005,612; fully collateralized by various U.S. Government agency securities, 2.09% - 6.00% due 12/1/27 - 9/15/65; valued at $1,029,191)	1,000,000	1,000,000
Natixis SA, (4.81%, dated 4/5/23, due 5/4/23; proceeds $501,937; fully collateralized by various U.S. Government agency securities, 2.70% - 6.00% due 6/21/41 - 9/15/65 and U.S. Government obligations, 0.13% - 3.88% due 7/13/23 - 2/15/53; valued at $512,320)	500,000	500,000
Natixis SA, (4.86% (a), dated 12/8/21, due 5/5/23; proceeds $80,194; fully collateralized by various U.S. Government agency securities, 1.10% - 9.24% due 12/1/27 - 6/16/62; valued at $78,170) (Demand 5/1/23)	75,000	75,000
Natixis SA, (Interest in $1,800,000 joint repurchase agreement, 4.77% dated 4/28/23 under which Natixis SA, will repurchase the securities provided as collateral for $1,800,716 on 5/1/23. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/53; valued at $1,836,000)	700,000	700,000
Natixis SA, (Interest in $500,000 joint repurchase agreement, 4.80% dated 4/28/23 under which Natixis SA, will repurchase the securities provided as collateral for $500,200 on 5/1/23. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/1/53; valued at $514,996)	433,000	433,000
Nomura Securities International, Inc., (4.80%, dated 4/8/23, due 5/1/23; proceeds $1,850,740; fully collateralized by various U.S. Government agency securities, 1.50% - 6.00% due 4/24/26 - 6/1/62 and U.S. Government obligations, 0.00% due 8/15/32 - 2/15/49; valued at $1,905,219)	1,850,000	1,850,000
Norinchukin Bank, (4.85%, dated 4/27/23, due 5/4/23; proceeds $133,125; fully collateralized by an U.S. Government obligation, 2.75% due 5/31/29; valued at $135,671)	133,000	133,000
Northwestern Mutual Life Insurance Company, (4.84%, dated 4/28/23, due 5/1/23; proceeds $1,000,403; fully collateralized by various U.S. Government agency securities, 2.00% - 4.50% due 12/1/39 - 10/1/52; valued at $1,030,000)	1,000,000	1,000,000
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Government Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Prudential Legacy Insurance Company of New Jersey, (4.81%, dated 4/28/23, due 5/1/23; proceeds $899,418; fully collateralized by various U.S. Government obligations, 0.01% due 2/15/36 - 11/15/45; valued at $917,039)	$899,057	$899,057
RBC Dominion Securities, (4.79%, dated 4/8/23, due 5/1/23; proceeds $550,220; fully collateralized by various U.S. Government obligations, 0.13% - 4.25% due 1/15/25 - 5/15/52; valued at $561,000)	550,000	550,000
Royal Bank of Canada, (4.81%, dated 3/23/23, due 5/4/23; proceeds $1,005,612; fully collateralized by various U.S. Government agency securities, 1.29% - 6.50% due 6/1/26 - 3/1/61; valued at $1,030,000)	1,000,000	1,000,000
Royal Bank of Canada, (4.81%, dated 3/23/23, due 5/4/23; proceeds $5,028,058; fully collateralized by various U.S. Government agency securities, 1.00% - 7.00% due 6/1/26 - 8/1/59 and U.S. Government obligations, 0.13% - 7.63% due 5/31/23 - 2/15/53; valued at $5,136,002)	5,000,000	5,000,000
Societe Generale SA, (4.80%, dated 4/28/23, due 5/1/23; proceeds $1,250,500; fully collateralized by various U.S. Government obligations, 0.00% due 5/15/23 - 11/15/50; valued at $1,275,510)	1,250,000	1,250,000
Sumitomo Mitsui Banking Corp., (4.80%, dated 4/8/23, due 5/1/23; proceeds $750,300; fully collateralized by various U.S. Government obligations, 0.75% - 4.63% due 2/28/25 - 11/15/30; valued at $765,306)	750,000	750,000
Wells Fargo Securities LLC, (Interest in $3,650,000 joint repurchase agreement, 4.81% dated 4/28/23 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $3,651,463 on 5/1/23. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 6/1/57; valued at $3,759,500)	3,004,000	3,004,000
Total Repurchase Agreements (Cost $133,854,057)		133,854,057
U.S. Agency Securities (11.1%)
Federal Farm Credit Bank,
SOFR + 0.02%, 4.83%, 8/21/23 - 11/14/23 (a)	400,000	399,955
SOFR + 0.03%, 4.84%, 1/23/24 (a)	140,000	139,971
SOFR + 0.04%, 4.85%, 9/20/23 - 5/15/24 (a)	1,355,000	1,355,000
Fed Funds Rate + 0.02%, 4.85%, 4/8/24 - 5/17/24 (a)	125,000	124,998
SOFR + 0.05%, 4.86%, 2/15/24 - 6/26/24 (a)	1,917,000	1,916,998
SOFR + 0.06%, 4.87%, 11/22/23 - 1/10/24 (a)	1,014,000	1,014,036
Fed Funds Rate + 0.06%, 4.89%, 6/4/24 (a)	324,000	323,965
SOFR + 0.10%, 4.91%, 8/1/24 - 8/8/24 (a)	187,000	187,000
SOFR + 0.13%, 4.94%, 7/9/24 (a)	190,000	189,989
SOFR + 0.15%, 4.96%, 2/14/25 (a)	198,000	198,000
SOFR + 0.17%, 4.98%, 1/23/25 (a)	54,000	54,000
SOFR + 0.20%, 5.01%, 12/5/24 (a)	199,000	199,000
3 Month Treasury Money Market Yield - 0.04%, 5.09%, 3/4/24 (a)	250,000	250,000
Federal Home Loan Bank,
2.24%, 6/23/23	385,000	384,995
	Face Amount (000)	Value (000)

SOFR + 0.05%, 4.86%, 6/30/23 (a)	$285,000	$285,000
SOFR + 0.06%, 4.87%, 6/29/23 (a)	378,000	378,000
4.87%, 1/16/24 (b)	172,423	166,632
SOFR + 0.07%, 4.88%, 6/21/23 - 9/25/23 (a)	759,200	759,200
SOFR + 0.08%, 4.89%, 6/2/23 - 6/6/24 (a)	949,900	949,900
4.91%, 2/2/24 (b)	189,000	182,194
SOFR + 0.10%, 4.91%, 9/4/24 - 9/6/24 (a)	711,400	711,400
5.00%, 1/5/24 (b)	189,000	182,751
5.05%, 10/27/23 (b)	480,200	468,440
5.11%, 9/19/23 (b)	473,900	464,657
5.12%, 9/15/23 (b)	475,900	466,863
5.15%, 5/6/24	955,000	955,000
5.20%, 3/15/24	950,000	950,000
5.28%, 2/27/24 (b)	472,400	452,546
5.30%, 5/22/24 - 5/28/24 (c)	960,300	960,300
5.34%, 4/26/24	950,000	950,000
5.35%, 4/24/24	1,887,900	1,887,900
U.S. International Development Finance Corporation,
5.10%, 12/15/26 - 1/20/35 (a)	22,426	22,426
Total U.S. Agency Securities (Cost $17,931,116)		17,931,116
U.S. Treasury Securities (6.0%)
U.S. Treasury Bill,
4.63%, 4/18/24 (d)	93,600	89,555
U.S. Treasury Notes,
3 Month Treasury Money Market Yield - 0.08%, 5.06%, 4/30/24 (a)	2,628,000	2,626,401
3 Month Treasury Money Market Yield - 0.02%, 5.12%, 1/31/24 (a)	3,916,006	3,916,711
3 Month Treasury Money Market Yield + 0.03%, 5.16%, 7/31/23 (a)	221,000	221,054
3 Month Treasury Money Market Yield + 0.04%, 5.17%, 10/31/23 - 7/31/24 (a)	1,141,500	1,141,797
3 Month Treasury Money Market Yield + 0.14%, 5.27%, 10/31/24 (a)	1,001,700	1,000,844
3 Month Treasury Money Market Yield + 0.20%, 5.33%, 1/31/25 (a)	506,900	507,292
3 Month Treasury Money Market Yield + 0.17%, 5.36%, 4/30/25 (c)	66,400	66,373
Total U.S. Treasury Securities (Cost $9,570,027)		9,570,027
Total Investments (100.3%) (Cost $161,355,200) (e)(f)		161,355,200
Liabilities in Excess of Other Assets ((0.3)%)		(555,250)
Net Assets (100.0%)		$160,799,950

(a)
Floating or variable rate securities: The rates disclosed are as of
April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(c)	All or a portion of the security is subject to delayed delivery.
(d)	Rate shown is the yield to maturity at April 30, 2023.
(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Government Portfolio
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

SOFR	Secured Overnight Financing Rate.

Portfolio Composition
Classification	Percentage of Total Investments
Repurchase Agreements	83.0%
U.S. Agency Securities	11.1
U.S. Treasury Securities	5.9
Total Investments	100.0%
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments
Government Securities Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreement (67.4%)
Federal Reserve Bank of New York, (4.80%, dated 4/28/23, due 5/1/23; proceeds $4,073,629; fully collateralized by a U.S. Government obligations, 1.88% due 2/15/32; valued at $4,073,629)	$4,072,000	$4,072,000
U.S. Agency Securities (18.8%)
Federal Farm Credit Bank,
2.30%, 6/5/23	10,000	9,978
SOFR + 0.02%, 4.83%, 11/14/23 (a)	10,000	9,999
SOFR + 0.03%, 4.84%, 1/23/24 (a)	10,000	9,998
SOFR + 0.04%, 4.85%, 3/4/24 - 4/29/24 (a)	65,000	65,000
SOFR + 0.05%, 4.86%, 7/20/23 - 4/25/24 (a)	287,000	287,000
SOFR + 0.06%, 4.87%, 12/13/23 - 7/8/24 (a)	98,000	98,003
SOFR + 0.10%, 4.91%, 8/1/24 (a)	7,000	7,000
SOFR + 0.13%, 4.94%, 7/9/24 (a)	9,000	8,999
Federal Home Loan Bank,
2.24%, 6/23/23	13,000	13,000
4.55%, 5/1/23 (b)	100,000	100,000
SOFR + 0.05%, 4.86%, 6/30/23 - 7/6/23 (a)	23,000	23,000
SOFR + 0.06%, 4.87%, 6/29/23 (a)	21,000	21,000
4.87%, 1/16/24 (b)	9,184	8,876
SOFR + 0.07%, 4.88%, 6/21/23 - 9/25/23 (a)	36,300	36,300
SOFR + 0.08%, 4.89%, 6/2/23 - 6/6/24 (a)	44,400	44,400
4.91%, 2/2/24 (b)	10,000	9,640
SOFR + 0.10%, 4.91%, 9/4/24 - 9/6/24 (a)	34,200	34,200
5.00%, 1/5/24 (b)	10,000	9,669
5.05%, 10/27/23 (b)	17,300	16,876
5.11%, 9/19/23 (b)	23,300	22,845
5.12%, 9/15/23 (b)	21,400	20,994
5.15%, 5/6/24	40,000	40,000
5.20%, 3/15/24	45,000	45,000
5.28%, 2/27/24 (b)	24,700	23,662
5.30%, 5/22/24 - 5/28/24 (c)	34,600	34,600
5.34%, 4/26/24	45,000	45,000
5.35%, 4/24/24	91,600	91,600
Total U.S. Agency Securities (Cost $1,136,639)		1,136,639
U.S. Treasury Securities (13.4%)
U.S. Treasury Bill,
4.42%, 5/18/23 (d)	55,000	54,888
4.63%, 4/18/24 (d)	3,400	3,254
4.88%, 6/13/23 (d)	100,000	99,430
U.S. Treasury Notes,
3 Month Treasury Money Market Yield - 0.08%, 5.06%, 4/30/24 (a)	83,000	82,994
3 Month Treasury Money Market Yield - 0.02%, 5.12%, 1/31/24 (a)	276,806	276,870
3 Month Treasury Money Market Yield + 0.03%, 5.16%, 7/31/23 (a)	26,000	26,007
3 Month Treasury Money Market Yield + 0.04%, 5.17%, 10/31/23 - 7/31/24 (a)	224,059	224,189
3 Month Treasury Money Market Yield + 0.14%, 5.27%, 10/31/24 (a)	13,600	13,597
	Face Amount (000)	Value (000)

3 Month Treasury Money Market Yield + 0.20%, 5.33%, 1/31/25 (a)	$22,500	$22,517
3 Month Treasury Money Market Yield + 0.17%, 5.36%, 4/30/25 (a)(c)	1,963	1,963
Total U.S. Treasury Securities (Cost $805,709)		805,709
Total Investments (99.6%) (Cost $6,014,348) (e)(f)		6,014,348
Other Assets in Excess of Liabilities (0.4%)		25,098
Net Assets (100.0%)		$6,039,446

(a)
Floating or variable rate securities: The rates disclosed are as of
April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(c)	All or a portion of the security is subject to delayed delivery.
(d)	Rate shown is the yield to maturity at April 30, 2023.
(e)	Securities are available as collateral in connection with securities purchased on a forward commitment basis.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

SOFR	Secured Overnight Financing Rate.

Portfolio Composition
Classification	Percentage of Total Investments
Repurchase Agreement	67.7%
U.S. Agency Securities	18.9
U.S. Treasury Securities	13.4
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments
Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (88.5%)
Barclays Bank PLC, (4.80%, dated 4/28/23, due 5/1/23; proceeds $100,040; fully collateralized by a U.S. Government obligation, 4.00% due 11/15/42; valued at $102,041)	$100,000	$100,000
BNP Paribas SA, (Interest in $1,100,000 joint repurchase agreement, 4.78% dated 4/28/23 under which BNP Paribas SA, will repurchase the securities provided as collateral for $1,100,438 on 5/1/23.The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/50; valued at $1,122,000)	519,000	519,000
Federal Reserve Bank of New York, (4.80%, dated 4/28/23, due 5/1/23; proceeds $18,007,200; fully collateralized by various U.S. Government obligations, 1.25% - 2.50% due 8/15/23 - 8/15/31; valued at $18,007,200)	18,000,000	18,000,000
Fixed Income Clearing Corp., (4.78%, dated 4/28/23, due 5/1/23; proceeds $400,160; fully collateralized by a U.S. Government obligation, 3.25% due 6/30/27; valued at $408,000)	400,000	400,000
Fixed Income Clearing Corp., (4.80%, dated 4/28/23, due 5/1/23; proceeds $5,002,000; fully collateralized by various U.S. Government obligations, 0.00% - 3.88% due 7/13/23 - 2/15/43; valued at $5,102,040)	5,000,000	5,000,000
Metlife Insurance Company, (4.81%, dated 4/28/23, due 5/1/23; proceeds $100,040; fully collateralized by a U.S. Government obligation, 0.00% due 8/15/51; valued at $102,000)	100,000	100,000
Natixis SA, (4.77%, dated 4/28/23, due 5/1/23; proceeds $800,318; fully collateralized by various U.S. Government obligations, 0.00% - 5.38% due 10/12/23 - 2/15/53; valued at $204,000)	200,000	200,000
Natixis SA, (Interest in $1,800,000 joint repurchase agreement, 4.77% dated 4/28/23 under which Natixis SA, will repurchase the securities provided as collateral for $1,800,716 on 5/1/23.The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/53; valued at $1,836,000)	1,100,000	1,100,000
Norinchukin Bank, (4.85%, dated 4/27/23, due 5/4/23; proceeds $66,062; fully collateralized by a U.S. Government obligation, 2.75% due 5/31/29; valued at $67,325)	66,000	66,000
	Face Amount (000)	Value (000)

RBC Dominion Securities, (4.79%, dated 4/28/23, due 5/1/23; proceeds $200,080; fully collateralized by various U.S. Government obligations, 0.13% - 4.25% due 7/15/23 - 11/15/52; valued at $204,000)	$200,000	$200,000
Sumitomo Mitsui Banking Corp., (4.80%, dated 4/28/23, due 5/1/23; proceeds $50,020; fully collateralized by various U.S. Government obligations, 0.75% - 4.63% due 3/15/26 - 3/31/26; valued at $51,020)	50,000	50,000
Total Repurchase Agreements (Cost $25,735,000)		25,735,000
U.S. Treasury Securities (11.6%)
U.S. Treasury Bill,
4.63%, 4/18/24 (a)	17,600	16,840
U.S. Treasury Notes,
3 Month Treasury Money Market Yield - 0.08%, 5.06%, 4/30/24 (b)	558,000	557,656
3 Month Treasury Money Market Yield - 0.02%, 5.12%, 1/31/24 (b)	1,087,261	1,087,516
3 Month Treasury Money Market Yield + 0.03%, 5.16%, 7/31/23 (b)	115,000	115,029
3 Month Treasury Money Market Yield + 0.04%, 5.17%, 10/31/23 - 7/31/24 (b)	1,241,200	1,241,770
3 Month Treasury Money Market Yield + 0.14%, 5.27%, 10/31/24 (b)	243,000	242,776
3 Month Treasury Money Market Yield + 0.20%, 5.33%, 1/31/25 (b)	110,400	110,483
3 Month Treasury Money Market Yield + 0.17%, 5.36%, 4/30/25 (b)(c)	12,237	12,232
Total U.S. Treasury Securities (Cost $3,384,302)		3,384,302
Total Investments (100.1%) (Cost $29,119,302) (d)(e)		29,119,302
Liabilities in Excess of Other Assets ((0.1)%)		(19,923)
Net Assets (100.0%)		$29,099,379

(a)	Rate shown is the yield to maturity at April 30, 2023.
(b)
Floating or variable rate securities: The rates disclosed are as of
April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	All or a portion of the security is subject to delayed delivery.
(d)	Securities are available as collateral in connection with securities purchased on a forward commitment basis.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition
Classification	Percentage of Total Investments
Repurchase Agreements	88.4%
U.S. Treasury Securities	11.6
Total Investments	100.0%
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments
Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (113.6%)
U.S. Treasury Bill,
3.31%, 5/23/23 (a)	$5,750,000	$5,738,546
3.94%, 5/11/23 (a)	625,000	624,326
3.98%, 5/25/23 (a)	1,780,000	1,775,354
4.11%, 5/16/23 (a)	4,075,000	4,068,150
4.42%, 5/18/23 (a)(b)	2,852,000	2,846,437
4.44%, 5/4/23 (a)	550,000	549,801
4.53%, 5/9/23 (a)	5,487,000	5,481,641
4.63%, 4/18/24 (a)	26,800	25,642
4.68%, 5/2/23 (a)	5,989,818	5,989,066
4.75%, 5/30/23 - 6/6/23 (a)(b)	8,140,000	8,108,849
4.87%, 6/1/23 (a)	647,697	645,047
4.88%, 6/13/23 (a)	2,020,000	2,008,447
4.90%, 9/14/23 (a)	500,000	491,049
4.93%, 6/8/23 (a)(b)	790,000	786,007
4.95%, 6/20/23 (a)	1,450,000	1,440,195
4.98%, 10/5/23 (a)(b)	1,450,000	1,420,132
5.00%, 10/12/23 (a)	450,000	440,173
5.05%, 6/27/23 (a)(b)	1,900,000	1,885,425
5.15%, 8/29/23 (a)(b)	1,250,000	1,229,419
U.S. Treasury Notes,
1.63%, 5/31/23	199,000	198,540
1.75%, 5/15/23	84,000	83,919
3 Month Treasury Money Market Yield - 0.08%, 5.06%, 4/30/24 (c)	797,000	796,662
3 Month Treasury Money Market Yield - 0.02%, 5.12%, 1/31/24 (c)	1,367,010	1,367,267
3 Month Treasury Money Market Yield + 0.03%, 5.16%, 7/31/23 (c)	824,000	824,061
3 Month Treasury Money Market Yield + 0.04%, 5.17%, 10/31/23 - 7/31/24 (c)	1,444,041	1,444,747
3 Month Treasury Money Market Yield + 0.14%, 5.27%, 10/31/24 (c)	518,400	518,134
3 Month Treasury Money Market Yield + 0.20%, 5.33%, 1/31/25 (c)	307,300	307,492
3 Month Treasury Money Market Yield + 0.17%, 5.36%, 4/30/25 (b)(c)	19,118	19,111
Total U.S. Treasury Securities (Cost $51,113,639)		51,113,639
Total Investments (113.6%) (Cost $51,113,639) (d)(e)		51,113,639
Liabilities in Excess of Other Assets ((13.6)%)		(6,136,118)
Net Assets (100.0%)		$44,977,521

(a)	Rate shown is the yield to maturity at April 30, 2023.
(b)	All or a portion of the security is subject to delayed delivery.
(c)
Floating or variable rate securities: The rates disclosed are as of
April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)	Securities are available as collateral in connection with securities purchased on a forward commitment basis.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition
Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments
Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a) (70.8%)
Clark County, NV,
Nevada Airport System Subordinate Lien Revenue Bonds Series Series 2008D-2A
3.95%, 7/1/40	$10,000	$10,000
Colorado Springs, CO,
Utilities System Sub Lien Ser 2005 A
3.91%, 11/1/35	20,000	20,000
Columbia, SC,
Waterworks & Sewer System Series 2009
3.86%, 2/1/38	12,235	12,235
Columbus, OH,
Sewer Series 2008 B
3.74%, 6/1/32	20,000	20,000
Highlands County Health Facilities, FL,
Adventist Health System/Sunbelt Obligated Group Series 2007 A-1
3.95%, 11/15/55	20,000	20,000
Houston, TX,
Combined Utility System First Lien Series 2004 B2
3.86%, 5/15/34	20,000	20,000
Massachusetts Water Resources Authority, MA,
Series 2008 A-3
3.95%, 8/1/37	15,000	15,000
Metropolitan Sewerage District of Buncombe County, NC,
North Carolina Sewerage System Revenue Refunding Bonds Series 2008A
3.85%, 7/1/31	17,000	17,000
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 2013 Ser A Subser A-7
3.84%, 8/1/39	13,000	13,000
New York State Energy Research & Development Authority, NY,
Consolidated Edison Co. Ser 2005 Subser A-2
3.70%, 5/1/39	18,700	18,700
Pennsylvania Turnpike Commission, PA,
Second Ser 2019
3.95%, 12/1/38	18,000	18,000
RBC Municipal Products Inc Trust, GA,
Certificates E-155
3.90%, 1/1/27 (b)	9,000	9,000
RBC Municipal Products Inc Trust, MO,
Certificates G-121
4.06%, 6/1/46 (b)	5,920	5,920
RBC Municipal Products Inc Trust, TX,
Certificates G-124
4.06%, 9/1/43 (b)	4,800	4,800
RBC Municipal Products Inc Trust, VA,
Certificates C-20
3.90%, 5/1/39 (b)	2,000	2,000
RBC Municipal Products Trust Inc, MO,
Health and Educational Facilities Authority of the State of Missouri SSM Health Ser 2019 A Floater Certificates Ser 2019-C17
3.90%, 12/1/39 (b)	5,000	5,000
	Face Amount (000)	Value (000)

RBC Municipal Products Trust Inc, NY,
New York City Variable Ser 2006 Subser I-5 Floater Certificates Ser 2019-E133
3.89%, 5/16/24 (b)	$4,200	$4,200
RBC Municipal Products Trust Inc, SC,
Transportation Infrastructure Bank Ser 2017 A Floater Certificates Ser 2019-G109
4.06%, 10/1/25 (b)	1,840	1,840
RBC Municipal Products Trust Inc, TX,
Certificates E-141
3.89%, 12/1/23 (b)	3,000	3,000
Certificates E-149
3.89%, 5/7/26 (b)	2,000	2,000
RBC Municipal Products, Inc. Trust, TX,
Certificates E-144
3.89%, 10/1/23 (b)	5,000	5,000
State of Texas, TX,
Veterans Bonds, Series 2022
4.05%, 6/1/53	10,000	10,000
The Ohio State, OH,
University Variable Rate Demand General Receipts Bonds Series 2023 A
3.90%, 6/1/43	20,000	20,000
University of Texas Regents, TX,
Financing System Ser 2007 B
3.85%, 8/1/34	15,000	15,000
Utah Water Finance Agency, UT,
Ser 2008 B
3.95%, 10/1/37	12,835	12,835
Washington Suburban Sanitary District, MD,
2015 Ser B-3 BANs
3.80%, 6/1/23	11,065	11,065
Total Weekly Variable Rate Bonds (Cost $295,595)		295,595
Daily Variable Rate Bonds (a) (8.9%)
Indiana Finance Authority, IN,
Environmental Refunding Duke Energy Indiana, Inc. Series 2009 A-4
3.85%, 12/1/39	8,200	8,200
JP Morgan Chase Putters/Drivers Trust, FL,
Certificates Series 5032
3.85%, 12/15/34 (b)	5,000	5,000
Mississippi Business Finance Corp., MS,
Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A. Inc. Project) Series 2010 G
3.75%, 11/1/35	7,800	7,800
New York City General Obligation Bonds, NY,
Fiscal 2023 Ser A
3.75%, 9/1/49	3,100	3,100
State of Louisiana, LA,
Gasoline and Fuels Tax Second Lien Revenue Refunding Bonds 2023, Series A-1
3.80%, 5/1/43	3,100	3,100
Tender Option Bond Trust Receipts/Certificates, FL,
Certificates 2023-BAML5028
3.90%, 8/15/36 (b)	5,000	5,000
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Tax-Exempt Portfolio
	Face Amount (000)	Value (000)
Daily Variable Rate Bonds (cont'd)
Tender Option Bond Trust Receipts/Certificates, TN,
Certificates 2023-BAML5024
3.90%, 9/1/36 (b)	$5,000	$5,000
Total Daily Variable Rate Bonds (Cost $37,200)		37,200
Municipal Bonds & Notes (6.1%)
Katy Independent School District (Fort Bend, Harris And Waller Counties), TX,
Unlimited Tax School Building Bonds, Series 2023
5.00%, 2/15/24 (c)	5,500	5,573
State of Colorado, CO,
Education Loan Program Tax And Revenue Anticipation Notes, Series 2022B
5.00%, 6/29/23	20,000	20,055
Total Municipal Bonds & Notes (Cost $25,657)		25,628
Closed-End Investment Companies (a) (5.1%)
Nuveen AMT-Free Municipal Credit Income Fund, OT,
Series 1
3.92%, 12/1/43 (b)	11,400	11,400
Nuveen AMT-Free Quality Municipal Income Fund, OT,
Ser 4-4895
3.91%, 9/11/26 (b)	10,000	10,000
Total Closed-End Investment Companies (Cost $21,400)		21,400
Commercial Paper (d) (3.6%)
Lincoln Nebraska Electric System Revenue, NE,
Series 1995
3.90%, 5/4/23	10,000	10,000
University Texas Reserves, TX,
Series A
2.60%, 5/10/23	5,000	5,000
Total Commercial Paper (Cost $15,000)		15,000
Total Investments (94.5%) (Cost $394,852) (e)(f)		394,823
Other Assets in Excess of Liabilities (5.5%)		22,920
Net Assets (100.0%)		417,743

(a)
Floating or variable rate securities: The rates disclosed are as of
April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	All or a portion of the security is subject to delayed delivery.
(d)	The rates shown are the effective yields at the date of purchase.
(e)	Securities are available for collateral in connection with purchase of securities on a forward commitment basis.
(f)
At April 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $0 and the aggregate gross unrealized depreciation is approximately $29,000, resulting in net unrealized depreciation of approximately $29,000.

BANs	Bond Anticipations Notes.

Portfolio Composition
Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	74.9%
Daily Variable Rate Bonds	9.4
Municipal Bonds & Notes	6.5
Closed-End Investment Companies	5.4
Other*	3.8
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

State/Territory	Value (000)	Percentage of Net Assets
Texas	$70,373	16.8%
Colorado	40,055	9.6
Ohio	40,000	9.6
New York	39,000	9.3
Florida	30,000	7.2
Other	21,400	5.1
Pennsylvania	18,000	4.3
North Carolina	17,000	4.1
Massachusetts	15,000	3.6
South Carolina	14,075	3.3
Utah	12,835	3.1
Maryland	11,065	2.6
Missouri	10,920	2.6
Nevada	10,000	2.4
Nebraska	10,000	2.4
Georgia	9,000	2.2
Indiana	8,200	2.0
Mississippi	7,800	1.9
Tennessee	5,000	1.2
Louisiana	3,100	0.7
Virginia	2,000	0.5
	$394,823	94.5%

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Statements of Assets and Liabilities

	ESG Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$1,719,469	$16,447,712	$161,355,200	$6,014,348
Total Investments in Securities, at Value(1)	1,719,469	16,447,421	161,355,200	6,014,348
Cash	1,380	6,788	—	3,527
Interest Receivable	2,128	33,847	322,157	14,747
Receivable for Investments Sold	—	—	66,256	31,803
Receivable for Portfolio Shares Sold	—	—	—	155
Other Assets	275	633	3,785	611
Total Assets	1,723,252	16,488,689	161,747,398	6,065,191
Liabilities:
Payable for Portfolio Shares Redeemed	991	4,024	9,907	—
Payable for Administration Fees	66	645	5,864	236
Payable for Advisory Fees	37	1,824	10,060	656
Payable for Custodian Fees	24	62	547	63
Payable for Professional Fees	22	26	37	35
Payable for Transfer Agency Fees	7	4	—	—
Payable for Administration Plan Fees — Wealth S*/Institutional Select Class	— @	1	282	— @
Payable for Administration Plan Fees — Investor Class	—	—	295	— @
Payable for Administration Plan Fees — Administrative Class	—	—	35	— @
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	— @	1	303	11
Payable for Distribution Plan and Shareholder Services Plan Fees — Participant Class	— @	—	934	948
Payable for Distribution Plan and Shareholder Services Plan Fees — Cash Management Class	1	— @	— @	— @
Payable for Distribution Plan and Shareholder Services Plan Fees — Select Class	— @	—	— @	—
Bank Overdraft	—	—	1,548	—
Payable for Investments Purchased	—	—	613,296	21,563
Dividends Payable	—	16,162	300,812	1,741
Other Liabilities	106	482	3,528	492
Total Liabilities	1,254	23,231	947,448	25,745
Net Assets	$1,721,998	$16,465,458	$160,799,950	$6,039,446
Net Assets Consist of:
Paid-in-Capital	$1,723,180	$16,482,374	$160,831,516	$6,041,691
Total Accumulated Loss	(1,182)	(16,916)	(31,566)	(2,245)
Net Assets	$1,721,998	$16,465,458	$160,799,950	$6,039,446
(1)Including:
Repurchase Agreements, at Value	$742,000	$5,843,000	$133,854,057	$4,072,000
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Statements of Assets and Liabilities (cont'd)
	ESG Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
WEALTH*/INSTITUTIONAL CLASS:
Net Assets	$1,716,630	$15,168,217	$141,817,227	$1,211,230
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	1,716,736,880	15,166,845,643	141,840,482,110	1,211,333,282
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0001	$1.000	$1.000
WEALTH S*/INSTITUTIONAL SELECT CLASS:
Net Assets	$53	$18,780	$6,862,955	$52
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	52,911	18,783,483	6,866,896,357	51,488
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$0.9998	$1.000	$1.000
INVESTOR CLASS:
Net Assets	$—	$—	$3,845,775	$52
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	3,846,366,285	52,391
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADMINISTRATIVE CLASS:
Net Assets	$—	$—	$298,916	$52
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	298,990,609	52,331
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADVISORY CLASS:
Net Assets	$53	$38,965	$1,539,363	$55,708
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	52,616	38,956,251	1,539,699,375	55,712,804
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0002	$1.000	$1.000
PARTICIPANT CLASS:
Net Assets	$52	$—	$2,353,791	$4,772,019
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	52,323	—	2,354,224,741	4,773,141,707
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$1.000
CASH MANAGEMENT CLASS:
Net Assets	$5,159	$417	$1,796	$333
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	5,168,451	417,057	1,797,123	333,155
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$0.9998	$1.000	$1.000
SELECT CLASS:
Net Assets	$51	$—	$52	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,532	—	51,733	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$—
CASTLEOAK SHARES CLASS:
Net Assets	$—	$925,990	$1,744,000	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	925,947,513	1,744,099,753	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.0000	$1.000	$—
IMPACT CLASS:
Net Assets	$—	$313,089	$2,336,075	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	313,051,499	2,336,224,264	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.0001	$1.000	$—

*	Class name change for ESG Money Market effective January 23, 2023.
@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Statements of Assets and Liabilities

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$29,119,302	$51,113,639	$394,852
Total Investments in Securities, at Value(1)	29,119,302	51,113,639	394,823
Cash	838	4,976	34
Interest Receivable	50,938	68,062	1,468
Receivable for Investments Sold	12,210	2,256,196	27,005
Other Assets	1,185	1,434	143
Total Assets	29,184,473	53,444,307	423,473
Liabilities:
Dividends Payable	53,221	45,282	9
Payable for Investments Purchased	24,436	8,406,621	5,576
Payable for Advisory Fees	3,285	5,047	16
Payable for Administration Plan Fees — Institutional Select Class	124	1	— @
Payable for Administration Plan Fees — Investor Class	11	1	—
Payable for Administration Plan Fees — Administrative Class	1	4	—
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	84	5	—
Payable for Distribution Plan and Shareholder Services Plan Fees — Participant Class	977	14	—
Payable for Distribution Plan and Shareholder Services Plan Fees — Cash Management Class	1	1	— @
Payable for Distribution Plan and Shareholder Services Plan Fees — Select Class	— @	— @	—
Payable for Administration Fees	1,141	1,736	18
Payable for Portfolio Shares Redeemed	609	6,535	59
Payable for Custodian Fees	163	224	2
Payable for Professional Fees	32	42	31
Payable for Transfer Agency Fees	—	1	1
Other Liabilities	1,009	1,272	18
Total Liabilities	85,094	8,466,786	5,730
Net Assets	$29,099,379	$44,977,521	$417,743
Net Assets Consist of:
Paid-in-Capital	$29,107,205	$44,976,401	$417,797
Total Distributable Earnings (Accumulated Loss)	(7,826)	1,120	(54)
Net Assets	$29,099,379	$44,977,521	$417,743
(1)Including:
Repurchase Agreements, at Value	$25,735,000	$—	$—
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Statements of Assets and Liabilities (cont'd)
	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$22,707,162	$44,841,901	$416,414
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	22,711,197,729	44,839,921,816	416,444,765
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$0.9999
INSTITUTIONAL SELECT CLASS:
Net Assets	$3,180,142	$24,095	$52
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,182,252,370	24,093,879	51,680
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$0.9999
INVESTOR CLASS:
Net Assets	$103,506	$7,634	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	103,528,160	7,634,164	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADMINISTRATIVE CLASS:
Net Assets	$9,798	$36,074	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	9,799,473	36,070,792	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADVISORY CLASS:
Net Assets	$461,168	$24,919	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	461,268,314	24,920,355	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
PARTICIPANT CLASS:
Net Assets	$2,632,848	$35,434	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,633,303,278	35,434,010	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
CASH MANAGEMENT CLASS:
Net Assets	$4,703	$7,412	$1,277
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	4,701,395	7,415,167	1,277,373
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0000
SELECT CLASS:
Net Assets	$52	$52	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	51,671	51,594	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—

@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Statements of Operations

	ESG Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$48,352	$376,886	$2,941,444	$138,058
Expenses:
Advisory Fees (Note B)	1,620	12,033	100,634	4,759
Administration Fees (Note C)	540	4,011	33,545	1,586
Professional Fees	200	87	65	66
Registration Fees	131	183	245	177
Custodian Fees (Note F)	56	153	1,127	53
Transfer Agency Fees (Note E)	46	111	102	14
Shareholder Reporting Fees	34	10	40	17
Trustees' Fees and Expenses	23	113	1,075	54
Administration Plan Fees — Wealth S*/Institutional Select Class (Note D)	— @	4	3,785	— @
Administration Plan Fees — Investor Class (Note D)	—	—	1,953	— @
Administration Plan Fees — Administrative Class (Note D)	—	—	232	— @
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	— @	1	1,864	55
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	— @	—	5,980	13,107
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	5	2	1	— @
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	— @	—	— @	—
Pricing Fees	5	10	9	7
Other Expenses	33	95	428	87
Total Expenses	2,693	16,813	151,085	19,982
Waiver of Advisory Fees (Note B)	(698)	(762)	(27,005)	(473)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—	—	—	(6,554)
Net Expenses	1,995	16,051	124,080	12,955
Net Investment Income	46,357	360,835	2,817,364	125,103
Realized Gain (Loss):
Investments Sold	20	123	(4,121)	(7)
Change in Unrealized Appreciation (Depreciation):
Investments	536	1,808	—	—
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	556	1,931	(4,121)	(7)
Net Increase in Net Assets Resulting from Operations	$46,913	$362,766	$2,813,243	$125,096

*	Class name change for ESG Money Market effective January 23, 2023.
@	Amount is less than $500.
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Statements of Operations (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
Investment Income:
Interest	$711,513	$905,060	$6,507
Expenses:
Advisory Fees (Note B)	24,560	31,901	358
Administration Plan Fees — Institutional Select Class (Note D)	1,756	10	— @
Administration Plan Fees — Investor Class (Note D)	61	2	—
Administration Plan Fees — Administrative Class (Note D)	6	27	—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	532	37	—
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	6,271	31	—
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	4	6	2
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	— @	— @	—
Administration Fees (Note C)	8,187	10,634	119
Custodian Fees (Note F)	279	396	8
Trustees' Fees and Expenses	254	321	5
Registration Fees	162	171	131
Professional Fees	65	65	65
Transfer Agency Fees (Note E)	44	51	31
Shareholder Reporting Fees	17	22	6
Pricing Fees	3	9	4
Other Expenses	157	188	30
Total Expenses	42,358	43,871	759
Waiver of Advisory Fees (Note B)	(981)	(1,224)	(333)
Waiver of Administration Fees (Note C)	—	—	(45)
Expenses Reimbursed by Adviser (Note B)	—	—	(—@ )
Net Expenses	41,377	42,647	381
Net Investment Income	670,136	862,413	6,126
Realized Gain (Loss):
Investments Sold	(318)	3,386	—
Change in Unrealized Appreciation (Depreciation):
Investments	—	—	(30)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(318)	3,386	(30)
Net Increase in Net Assets Resulting from Operations	$669,818	$865,799	$6,096

@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023
Statements of Changes in Net Assets

	ESG Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2023 (unaudited) (000)	Year Ended October 31, 2022 (000)	Six Months Ended April 30, 2023 (unaudited) (000)	Year Ended October 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$46,357	$35,366	$360,835	$147,519
Net Realized Gain (Loss)	20	(11)	123	49
Net Change in Unrealized Appreciation (Depreciation)	536	(722)	1,808	(2,923)
Net Increase in Net Assets Resulting from Operations	46,913	34,633	362,766	144,645
Dividends and Distributions to Shareholders:
Wealth*/Institutional Class	(46,225)	(32,740)	(345,286)	(147,301)
Wealth S*/Institutional Select Class	(1)	(1)	(377)	(168)
Advisory Class	(1)	(— @)	(21)	(2)
Participant Class	(1)	(— @)	—	—
Cash Management Class	(128)	(72)	(42)	(47)
Select Class	(1)	—	—	—
CastleOak Shares Class	—	(2,553)	(10,982)	(— @)
Impact Class	—	—	(4,127)	(1)
Total Dividends and Distributions to Shareholders	(46,357)	(35,366)	(360,835)	(147,519)
Capital Share Transactions:(1)
Wealth*/Institutional Class:
Subscribed	3,118,790	10,297,186	42,863,153	64,364,613
Distributions Reinvested	37,294	25,431	241,390	96,027
Redeemed	(4,632,917)	(10,420,428)	(42,589,792)	(66,579,101)
Wealth S*/Institutional Select Class:
Subscribed	52	1	12,715	19,446
Distributions Reinvested	1	1	376	168
Redeemed	(53)	—	(17,076)	(2,575)
Advisory Class:
Subscribed	52	—	38,894	6,539
Distributions Reinvested	1	— @	21	2
Redeemed	(52)	—	—	(8,146)
Participant Class:
Subscribed	52	—	—	—
Distributions Reinvested	1	— @	—	—
Redeemed	(52)	—	—	—
Cash Management Class:
Subscribed	7,181	—	—	— @
Distributions Reinvested	110	71	37	47
Redeemed	(9,462)	(1,072)	(4,355)	(657)
Select Class:
Subscribed	50 **	—	—	—
Distributions Reinvested	1 **	—	—	—
CastleOak Shares Class:
Subscribed	—	—	939,999	50 ***
Distributions Reinvested	—	1,917	10,962	— @***
Redeemed	—	(256,918)	(25,000)	—
Impact Class:
Subscribed	—	—	309,000	50 +
Distributions Reinvested	—	—	4,126	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,478,951)	(353,811)	1,784,450	(2,103,537)
Total Increase (Decrease) in Net Assets	(1,478,395)	(354,544)	1,786,381	(2,106,411)
Net Assets:
Beginning of Period	3,200,393	3,554,937	14,679,077	16,785,488
End of Period	$1,721,998	$3,200,393	$16,465,458	$14,679,077
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023
Statements of Changes in Net Assets (cont'd)
	ESG Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2023 (unaudited) (000)	Year Ended October 31, 2022 (000)	Six Months Ended April 30, 2023 (unaudited) (000)	Year Ended October 31, 2022 (000)
(1) Capital Share Transactions:
Wealth*/Institutional Class:
Shares Subscribed	3,118,227	10,289,273	42,854,159	64,367,759
Shares Issued on Distributions Reinvested	37,280	25,412	241,342	96,034
Shares Redeemed	(4,629,254)	(10,412,472)	(42,581,277)	(66,581,630)
Net Increase (Decrease) in Wealth*/Institutional Class Shares Outstanding	(1,473,747)	(97,787)	514,224	(2,117,837)
Wealth S*/Institutional Select Class:
Shares Subscribed	52	1	12,716	19,452
Shares Issued on Distributions Reinvested	1	1	376	168
Shares Redeemed	(53)	—	(17,077)	(2,576)
Net Increase (Decrease) in Wealth S*/Institutional Select Class Shares Outstanding	—	2	(3,985)	17,044
Advisory Class:
Shares Subscribed	52	—	38,883	6,541
Shares Issued on Distributions Reinvested	1	— @@	21	2
Shares Redeemed	(52)	—	—	(8,150)
Net Increase (Decrease) in Advisory Class Shares Outstanding	1	— @@	38,904	(1,607)
Participant Class:
Shares Subscribed	52	—	—	—
Shares Issued on Distributions Reinvested	1	—	—	—
Shares Redeemed	(52)	—	—	—
Net Increase in Participant Class Shares Outstanding	1	—	—	—
Cash Management Class:
Shares Subscribed	7,181	—	—	— @@
Shares Issued on Distributions Reinvested	110	71	37	47
Shares Redeemed	(9,457)	(1,072)	(4,354)	(656)
Net Decrease in Cash Management Class Shares Outstanding	(2,166)	(1,001)	(4,317)	(609)
Select Class:
Shares Subscribed	50 **	—	—	—
Shares Issued on Distributions Reinvested	1 **	—	—	—
Net Increase in Select Class Shares Outstanding	51	—	—	—
CastleOak Shares Class:
Shares Subscribed	—	—	939,931	50 ***
Shares Issued on Distributions Reinvested	—	1,916	10,961	— @@***
Shares Redeemed	—	(256,712)	(24,994)	—
Net Increase (Decrease) in CastleOak Shares Class Shares Outstanding	—	(254,796)	925,898	50
Impact Class:
Shares Subscribed	—	—	308,876	50 +
Shares Issued on Distributions Reinvested	—	—	4,125	—
Net Increase in Impact Class Shares Outstanding	—	—	313,001	50

*	Class name change for ESG Money Market effective January 23, 2023.
**	For the period January 23, 2023 through April 30, 2023.
***	For the period October 4, 2022 through October 31, 2022.
+	For the period March 29, 2022 through October 31, 2022.
@	Amount is less than $500.
@@	Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023
Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2023 (unaudited) (000)	Year Ended October 31, 2022 (000)	Six Months Ended April 30, 2023 (unaudited) (000)	Year Ended October 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,817,364	$1,362,663	$125,103	$66,898
Net Realized Loss	(4,121)	(24,583)	(7)	(1,599)
Net Increase in Net Assets Resulting from Operations	2,813,243	1,338,080	125,096	65,299
Dividends and Distributions to Shareholders:
Institutional Class	(2,299,963)	(1,093,265)	(22,199)	(7,547)
Institutional Select Class	(305,957)	(197,900)	(6)	(— @)
Investor Class	(80,089)	(29,718)	(1)	(— @)
Administrative Class	(6,280)	(2,848)	(1)	(— @)
Advisory Class	(29,610)	(12,114)	(876)	(270)
Participant Class	(44,547)	(14,644)	(102,013)	(59,079)
Cash Management Class	(36)	(18)	(7)	(2)
Select Class	(1)	(— @)	—	—
CastleOak Shares Class	(24,237)	(4,076)	—	—
Impact Class	(26,644)	(8,080)	—	—
Total Dividends and Distributions to Shareholders	(2,817,364)	(1,362,663)	(125,103)	(66,898)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	507,690,704	1,048,862,415	3,543,002	6,785,824
Distributions Reinvested	1,035,248	434,619	12,605	4,156
Redeemed	(472,028,661)	(1,069,597,588)	(3,162,116)	(7,594,384)
Institutional Select Class:
Subscribed	18,950,976	44,186,852	37,499	—
Distributions Reinvested	289,031	191,830	1	— @
Redeemed	(32,199,206)	(47,131,435)	(37,500)	—
Investor Class:
Subscribed	3,399,352	6,731,850	—	—
Distributions Reinvested	38	5	1	— @
Redeemed	(3,545,790)	(4,172,638)	—	—
Administrative Class:
Subscribed	184,951	505,972	—	—
Distributions Reinvested	1,348	491	1	— @
Redeemed	(201,517)	(549,816)	—	—
Advisory Class:
Subscribed	2,612,119	6,237,970	39,658	55,392
Distributions Reinvested	2,964	1,263	1	— @
Redeemed	(2,504,095)	(6,604,719)	(24,333)	(54,206)
Participant Class:
Subscribed	1,609,033	5,801,894	48,444,182	106,789,924
Distributions Reinvested	3	1	102,032	59,079
Redeemed	(1,546,211)	(5,593,376)	(50,789,170)	(115,781,938)
Cash Management Class:
Subscribed	—	—	—	—
Distributions Reinvested	36	17	7	2
Redeemed	(1)	(2,652)	—	(32)
Select Class:
Distributions Reinvested	1	— @	—	—
CastleOak Shares Class:
Subscribed	9,008,237	1,179,067	—	—
Distributions Reinvested	11,414	3,041	—	—
Redeemed	(7,647,199)	(1,182,223)	—	—
Impact Class:
Subscribed	82,192,264	97,704,923 *	—	—
Distributions Reinvested	10,643	437 *	—	—
Redeemed	(80,693,300)	(96,878,743)*	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	26,632,382	(19,870,543)	(1,834,130)	(9,736,183)
Total Increase (Decrease) in Net Assets	26,628,261	(19,895,126)	(1,834,137)	(9,737,782)
Net Assets:
Beginning of Period	134,171,689	154,066,815	7,873,583	17,611,365
End of Period	$160,799,950	$134,171,689	$6,039,446	$7,873,583
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023
Statements of Changes in Net Assets (cont'd)
	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2023 (unaudited) (000)	Year Ended October 31, 2022 (000)	Six Months Ended April 30, 2023 (unaudited) (000)	Year Ended October 31, 2022 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	507,690,704	1,048,862,415	3,543,002	6,785,824
Shares Issued on Distributions Reinvested	1,035,248	434,619	12,605	4,156
Shares Redeemed	(472,028,661)	(1,069,597,588)	(3,162,116)	(7,594,384)
Net Increase (Decrease) in Institutional Class Shares Outstanding	36,697,291	(20,300,554)	393,491	(804,404)
Institutional Select Class:
Shares Subscribed	18,950,976	44,186,852	37,499	—
Shares Issued on Distributions Reinvested	289,031	191,830	1	— @@
Shares Redeemed	(32,199,206)	(47,131,435)	(37,500)	—
Net Decrease in Institutional Select Class Shares Outstanding	(12,959,199)	(2,752,753)	—	— @@
Investor Class:
Shares Subscribed	3,399,352	6,731,850	—	—
Shares Issued on Distributions Reinvested	38	5	1	— @@
Shares Redeemed	(3,545,790)	(4,172,638)	—	—
Net Increase (Decrease) in Investor Class Shares Outstanding	(146,400)	2,559,217	1	— @@
Administrative Class:
Shares Subscribed	184,951	505,972	—	—
Shares Issued on Distributions Reinvested	1,348	491	1	— @@
Shares Redeemed	(201,517)	(549,816)	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	(15,218)	(43,353)	1	— @@
Advisory Class:
Shares Subscribed	2,612,119	6,237,970	39,658	55,392
Shares Issued on Distributions Reinvested	2,964	1,263	1	— @@
Shares Redeemed	(2,504,095)	(6,604,719)	(24,333)	(54,206)
Net Increase (Decrease) in Advisory Class Shares Outstanding	110,988	(365,486)	15,326	1,186
Participant Class:
Shares Subscribed	1,609,033	5,801,894	48,444,182	106,789,924
Shares Issued on Distributions Reinvested	3	1	102,032	59,079
Shares Redeemed	(1,546,211)	(5,593,376)	(50,789,170)	(115,781,938)
Net Increase (Decrease) in Participant Class Shares Outstanding	62,825	208,519	(2,242,956)	(8,932,935)
Cash Management Class:
Shares Subscribed	—	—	—	—
Shares Issued on Distributions Reinvested	36	17	7	2
Shares Redeemed	(1)	(2,652)	—	(32)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	35	(2,635)	7	(30)
Select Class:
Shares Issued on Distributions Reinvested	1	— @@	—	—
Castleoak Shares Class:
Shares Subscribed	9,008,237	1,179,067	—	—
Shares Issued on Distributions Reinvested	11,414	3,041	—	—
Shares Redeemed	(7,647,199)	(1,182,223)	—	—
Net Increase (Decrease) in Castleoak Shares Class Shares Outstanding	1,372,452	(115)	—	—
Impact Class:
Shares Subscribed	82,192,264	97,704,923 *	—	—
Shares Issued on Distributions Reinvested	10,643	437 *	—	—
Shares Redeemed	(80,693,300)	(96,878,743)*	—	—
Net Increase in Impact Class Shares Outstanding	1,509,607	826,617	—	—

*	For the period March 29, 2022 through October 31, 2022.
@	Amount is less than $500.
@@	Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023
Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2023 (unaudited) (000)	Year Ended October 31, 2022 (000)	Six Months Ended April 30, 2023 (unaudited) (000)	Year Ended October 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$670,136	$321,802	$862,413	$389,237
Net Realized Gain (Loss)	(318)	(6,144)	3,386	(1,058)
Net Increase in Net Assets Resulting from Operations	669,818	315,658	865,799	388,179
Dividends and Distributions to Shareholders:
Institutional Class	(472,056)	(209,714)	(859,807)	(385,736)
Institutional Select Class	(141,215)	(93,497)	(839)	(3,108)
Investor Class	(2,474)	(917)	(100)	(— @)
Administrative Class	(160)	(65)	(722)	(121)
Advisory Class	(8,328)	(3,694)	(558)	(206)
Participant Class	(45,807)	(13,830)	(241)	(1)
Cash Management Class	(95)	(85)	(145)	(65)
Select Class	(1)	(— @)	(1)	(— @)
Total Dividends and Distributions to Shareholders	(670,136)	(321,802)	(862,413)	(389,237)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	75,837,412	178,322,570	95,304,102	176,554,124
Distributions Reinvested	237,611	104,531	557,200	240,240
Redeemed	(75,636,467)	(177,622,937)	(95,257,293)	(185,074,381)
Institutional Select Class:
Subscribed	4,348,046	12,079,591	188,239	172,182
Distributions Reinvested	141,227	93,497	65	2,398
Redeemed	(9,919,161)	(18,439,743)	(189,982)	(1,201,614)
Investor Class:
Subscribed	454,240	931,890	11,637	—
Distributions Reinvested	157	79	100	— @
Redeemed	(440,351)	(869,200)	(4,155)	—
Administrative Class:
Subscribed	7,551	12,401	42,574	13,142
Distributions Reinvested	64	24	1	— @
Redeemed	(5,885)	(7,651)	(23,189)	(15,425)
Advisory Class:
Subscribed	1,027,035	2,648,218	135,279	883,720
Distributions Reinvested	1,429	555	453	143
Redeemed	(1,046,564)	(2,680,983)	(145,499)	(888,137)
Participant Class:
Subscribed	1,851,341	5,549,388	35,356	404
Distributions Reinvested	1	— @	3	1
Redeemed	(2,005,705)	(5,760,557)	(211)	(379)
Cash Management Class:
Subscribed	—	— @	—	— @
Distributions Reinvested	95	78	145	65
Redeemed	(192)	(12,688)	(1,211)	(1,508)
Select Class:
Subscribed	—	—	—	—
Distributions Reinvested	1	— @	1	— @
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,148,115)	(5,650,937)	653,615	(9,315,025)
Total Increase (Decrease) in Net Assets	(5,148,433)	(5,657,081)	657,001	(9,316,083)
Net Assets:
Beginning of Period	34,247,812	39,904,893	44,320,520	53,636,603
End of Period	$29,099,379	$34,247,812	$44,977,521	$44,320,520
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023
Statements of Changes in Net Assets (cont'd)
	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2023 (unaudited) (000)	Year Ended October 31, 2022 (000)	Six Months Ended April 30, 2023 (unaudited) (000)	Year Ended October 31, 2022 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	75,837,412	178,322,570	95,304,102	176,554,124
Shares Issued on Distributions Reinvested	237,611	104,531	557,200	240,240
Shares Redeemed	(75,636,467)	(177,622,937)	(95,257,293)	(185,074,381)
Net Increase (Decrease) in Institutional Class Shares Outstanding	438,556	804,164	604,009	(8,280,017)
Institutional Select Class:
Shares Subscribed	4,348,046	12,079,591	188,239	172,182
Shares Issued on Distributions Reinvested	141,227	93,497	65	2,398
Shares Redeemed	(9,919,161)	(18,439,743)	(189,982)	(1,201,614)
Net Decrease in Institutional Select Class Shares Outstanding	(5,429,888)	(6,266,655)	(1,678)	(1,027,034)
Investor Class:
Shares Subscribed	454,240	931,890	11,637	—
Shares Issued on Distributions Reinvested	157	79	100	— @@
Shares Redeemed	(440,351)	(869,200)	(4,155)	—
Net Increase in Investor Class Shares Outstanding	14,046	62,769	7,582	— @@
Administrative Class:
Shares Subscribed	7,551	12,401	42,574	13,142
Shares Issued on Distributions Reinvested	64	24	1	— @@
Shares Redeemed	(5,885)	(7,651)	(23,189)	(15,425)
Net Increase (Decrease) in Administrative Class Shares Outstanding	1,730	4,774	19,386	(2,283)
Advisory Class:
Shares Subscribed	1,027,035	2,648,218	135,279	883,720
Shares Issued on Distributions Reinvested	1,429	555	453	143
Shares Redeemed	(1,046,564)	(2,680,983)	(145,499)	(888,137)
Net Decrease in Advisory Class Shares Outstanding	(18,100)	(32,210)	(9,767)	(4,274)
Participant Class:
Shares Subscribed	1,851,341	5,549,388	35,356	404
Shares Issued on Distributions Reinvested	1	— @@	3	1
Shares Redeemed	(2,005,705)	(5,760,557)	(211)	(379)
Net Increase (Decrease) in Participant Class Shares Outstanding	(154,363)	(211,169)	35,148	26
Cash Management Class:
Shares Subscribed	—	— @@	—	— @@
Shares Issued on Distributions Reinvested	95	78	145	65
Shares Redeemed	(192)	(12,688)	(1,211)	(1,508)
Net Decrease in Cash Management Class Shares Outstanding	(97)	(12,610)	(1,066)	(1,443)
Select Class:
Shares Issued on Distributions Reinvested	1	— @@	1	— @@

@	Amount is less than $500.
@@	Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023
Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2023 (unaudited) (000)	Year Ended October 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,126	$2,203
Net Realized Loss	—	(2)
Net Change in Unrealized Appreciation (Depreciation)	(30)	3
Net Increase in Net Assets Resulting from Operations	6,096	2,204
Dividends and Distributions to Shareholders:
Institutional Class	(6,091)	(2,185)
Institutional Select Class	(1)	(— @)
Cash Management Class	(34)	(18)
Total Dividends and Distributions to Shareholders	(6,126)	(2,203)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	649,415	761,997
Distributions Reinvested	5,333	1,811
Redeemed	(702,526)	(547,315)
Institutional Select Class:
Distributions Reinvested	1	— @
Cash Management Class:
Subscribed	—	— @
Distributions Reinvested	32	18
Redeemed	(2,201)	(1,241)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(49,946)	215,270
Total Increase (Decrease) in Net Assets	(49,976)	215,271
Net Assets:
Beginning of Period	467,719	252,448
End of Period	$417,743	$467,719
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	649,452	762,014
Shares Issued on Distributions Reinvested	5,333	1,811
Shares Redeemed	(702,545)	(547,324)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(47,760)	216,501
Institutional Select Class:
Shares Issued on Distributions Reinvested	1	— @@
Cash Management Class:
Shares Subscribed	—	— @@
Shares Issued on Distributions Reinvested	32	18
Shares Redeemed	(2,201)	(1,241)
Net Decrease in Cash Management Class Shares Outstanding	(2,169)	(1,223)

@	Amount is less than $500.
@@	Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions From Net Investment Income	Net Asset Value, End of Period
ESG Money Market Portfolio:*
Wealth Class**
Six Months Ended 04/30/23 (unaudited)	$1.001	$0.021(1)	$0.000(2)	$(0.022)	$1.000
Year Ended 10/31/22	1.0009	0.0099(1)	0.0002(2)	(0.0103)	1.0007
Year Ended 10/31/21	1.0010	0.0006(1)	(0.0001)(2)	(0.0006)	1.0009
Year Ended 10/31/20	1.0008	0.0087(1)	0.0005	(0.0090)	1.0010
Year Ended 10/31/19	1.0004	0.0239(1)	0.0005	(0.0240)	1.0008
Year Ended 10/31/18	1.0004	0.0190(1)	(0.0007)	(0.0183)	1.0004
Wealth S Class**
Six Months Ended 04/30/23 (unaudited)	$1.001	$0.021(1)	$0.000(2)	$(0.022)	$1.000
Year Ended 10/31/22	1.0007	0.0096(1)	0.0001(2)	(0.0099)	1.0005
Year Ended 10/31/21	1.0008	0.0004(1)(2)	(0.0001)(2)	(0.0004)(2)	1.0007
Year Ended 10/31/20	1.0006	0.0082(1)	0.0005	(0.0085)	1.0008
Year Ended 10/31/19	1.0002	0.0233(1)	0.0006	(0.0235)	1.0006
Year Ended 10/31/18	1.0002	0.0185(1)	(0.0007)	(0.0178)	1.0002
Advisory Class
Six Months Ended 04/30/23 (unaudited)	$1.001	$0.020(1)	$0.000(2)	$(0.021)	$1.000
Year Ended 10/31/22	1.0011	0.0083(1)	0.0002(2)	(0.0087)	1.0009
Year Ended 10/31/21	1.0012	0.0003(1)(2)	(0.0001)(2)	(0.0003)(2)	1.0011
Year Ended 10/31/20	1.0010	0.0065(1)	0.0005	(0.0068)	1.0012
Year Ended 10/31/19	1.0007	0.0213(1)	0.0005	(0.0215)	1.0010
Year Ended 10/31/18	1.0006	0.0165(1)	(0.0006)	(0.0158)	1.0007
Participant Class
Six Months Ended 04/30/23 (unaudited)	$1.001	$0.019(1)	$(0.001)(2)	$(0.019)	$1.000
Year Ended 10/31/22	1.0007	0.0070(1)	0.0002(2)	(0.0074)	1.0005
Year Ended 10/31/21	1.0008	0.0003(1)(2)	(0.0001)(2)	(0.0003)(2)	1.0007
Year Ended 10/31/20	1.0006	0.0049(1)	0.0005	(0.0052)	1.0008
Year Ended 10/31/19	1.0003	0.0188(1)	0.0005	(0.0190)	1.0006
Year Ended 10/31/18	1.0002	0.0140(1)	(0.0006)	(0.0133)	1.0003
Cash Management Class
Six Months Ended 04/30/23 (unaudited)	$1.001	$0.021(1)	$(0.001)(2)	$(0.021)	$1.000
Year Ended 10/31/22	1.0007	0.0090(1)	0.0001(2)	(0.0093)	1.0005
Year Ended 10/31/21	1.0007	0.0003(1)(2)	0.0000(2)	(0.0003)(2)	1.0007
Year Ended 10/31/20	1.0005	0.0073(1)	0.0004(2)	(0.0075)	1.0007
Year Ended 10/31/19	1.0002	0.0223(1)	0.0005	(0.0225)	1.0005
Year Ended 10/31/18	1.0001	0.0175(1)	(0.0006)	(0.0168)	1.0002
Select Class
For the Period Ended 04/30/23 (unaudited)(6)	$1.000	$0.019(1)	$(0.008)	$(0.011)	$1.000

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Financial Highlights (cont'd)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expenses	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

2.14%(3)	$1,716,630	0.18%(4)	N/A	0.25%(4)	4.30%(4)	4.23%(4)
1.01%	3,192,797	0.16%	N/A	0.22%	0.99%	0.93%
0.05%	3,291,307	0.14%	N/A	0.22%	0.06%	(0.02)%
0.92%	4,142,846	0.13%	N/A	0.22%	0.87%	0.78%
2.46%	3,345,665	0.16%	0.16%	0.22%	2.38%	2.32%
1.84%	1,709,776	0.15%	N/A	0.25%	1.91%	1.81%

2.13%(3)	$53	0.23%(4)(5)	N/A	0.30%(4)	4.25%(4)	4.18%(4)
0.98%	53	0.19%(5)	N/A	0.27%	0.96%	0.88%
0.03%	51	0.16%(5)	N/A	0.27%	0.04%	(0.07)%
0.87%	51	0.18%(5)	N/A	0.27%	0.82%	0.73%
2.41%	51	0.21%(5)	0.21%(5)	0.27%	2.33%	2.27%
1.79%	50	0.20%(5)	N/A	0.30%	1.86%	1.76%

1.99%(3)	$53	0.43%(4)(5)	N/A	0.50%(4)	4.05%(4)	3.98%(4)
0.85%	52	0.32%(5)	N/A	0.47%	0.83%	0.68%
0.02%	51	0.17%(5)	N/A	0.47%	0.03%	(0.27)%
0.70%	51	0.36%(5)	N/A	0.47%	0.65%	0.54%
2.20%	51	0.41%(5)	0.41%(5)	0.47%	2.13%	2.07%
1.60%	50	0.40%(5)	N/A	0.50%	1.66%	1.56%

1.90%(3)	$52	0.68%(4)(5)	N/A	0.75%(4)	3.80%(4)	3.73%(4)
0.72%	51	0.45%(5)	N/A	0.72%	0.70%	0.43%
0.02%	51	0.17%(5)	N/A	0.72%	0.03%	(0.52)%
0.54%	51	0.52%(5)	N/A	0.72%	0.49%	0.29%
1.94%	51	0.66%(5)	0.66%(5)	0.72%	1.88%	1.82%
1.34%	50	0.65%(5)	N/A	0.75%	1.41%	1.31%

2.08%(3)	$5,159	0.33%(4)(5)	N/A	0.40%(4)	4.15%(4)	4.08%(4)
0.91%	7,338	0.25%(5)	N/A	0.37%	0.90%	0.78%
0.03%	8,341	0.17%(5)	N/A	0.37%	0.03%	(0.17)%
0.78%	8,784	0.28%(5)	N/A	0.37%	0.72%	0.63%
2.30%	11,789	0.31%(5)	0.31%(5)	0.37%	2.23%	2.17%
1.70%	13,998	0.30%(5)	N/A	0.40%	1.76%	1.66%

1.07%(3)	$51	0.98%(4)(5)	N/A	1.05%(4)	3.50%(4)	3.43%(4)
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions From Net Investment Income	Net Asset Value, End of Period
Prime Portfolio:
Institutional Class
Six Months Ended 04/30/23 (unaudited)	$0.9999	$0.0223(1)	$0.0001(2)	$(0.0222)	$1.0001
Year Ended 10/31/22	1.0001	0.0104(1)	(0.0002)(2)	(0.0104)	0.9999
Year Ended 10/31/21	1.0001	0.0007(1)	0.0000(2)	(0.0007)	1.0001
Year Ended 10/31/20	1.0008	0.0081(1)	0.0001(2)	(0.0089)	1.0001
Year Ended 10/31/19	1.0005	0.0240(1)	0.0002(2)	(0.0239)	1.0008
Year Ended 10/31/18	1.0005	0.0186(1)	(0.0004)(2)	(0.0182)	1.0005
Institutional Select Class
Six Months Ended 04/30/23 (unaudited)	$0.9996	$0.0221(1)	$0.0000(2)	$(0.0219)	$0.9998
Year Ended 10/31/22	0.9998	0.0100(1)	(0.0001)(2)	(0.0101)	0.9996
Year Ended 10/31/21	0.9998	0.0004(1)(2)	0.0001(2)	(0.0005)	0.9998
Year Ended 10/31/20	1.0006	0.0076(1)	0.0001(2)	(0.0085)	0.9998
Year Ended 10/31/19	1.0003	0.0233(1)	0.0004(2)	(0.0234)	1.0006
Year Ended 10/31/18	1.0000	0.0181(1)	(0.0001)(2)	(0.0177)	1.0003
Advisory Class
Six Months Ended 04/30/23 (unaudited)	$1.0000	$0.0211(1)	$0.0001(2)	$(0.0210)	$1.0002
Year Ended 10/31/22	0.9998	0.0096(1)	(0.0006)(2)	(0.0088)	1.0000
Year Ended 10/31/21	0.9997	0.0005(1)	0.0000(2)	(0.0004)(2)	0.9998
Year Ended 10/31/20	1.0003	0.0058(1)	0.0003(2)	(0.0067)	0.9997
Year Ended 10/31/19	1.0000	0.0213(1)	0.0004(2)	(0.0214)	1.0003
Year Ended 10/31/18	1.0000	0.0161(1)	(0.0004)(2)	(0.0157)	1.0000
Cash Management Class
Six Months Ended 04/30/23 (unaudited)	$0.9998	$0.0216(1)	$(0.0002)(2)	$(0.0214)	$0.9998
Year Ended 10/31/22	1.0000	0.0095(1)	(0.0003)(2)	(0.0094)	0.9998
Year Ended 10/31/21	1.0000	0.0004(1)(2)	0.0000(2)	(0.0004)(2)	1.0000
Year Ended 10/31/20	1.0005	0.0066(1)	0.0004(2)	(0.0075)	1.0000
Year Ended 10/31/19	1.0003	0.0223(1)	0.0003(2)	(0.0224)	1.0005
Year Ended 10/31/18	1.0003	0.0171(1)	(0.0004)(2)	(0.0167)	1.0003
CastleOak Shares Class
Six Months Ended 04/30/23 (unaudited)	$0.9999	$0.0223(1)	$0.0000(2)	$(0.0222)	$1.0000
For the Period Ended 10/31/22(7)	1.0000	0.0025(1)	(0.0002)(2)	(0.0024)	0.9999
Impact Class
Six Months Ended 04/30/23 (unaudited)	$0.9999	$0.0223(1)	$0.0001(2)	$(0.0222)	$1.0001
For the Period Ended 10/31/22(8)	0.9997	0.0105(1)	(0.0003)(2)	(0.0100)	0.9999

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Financial Highlights (cont'd)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

2.26%(3)	$15,168,217	0.20%(4)	0.21%(4)	4.50%(4)	4.49%(4)
1.02%	14,651,432	0.15%	0.21%	1.05%	0.99%
0.07%	16,772,763	0.14%	0.21%	0.06%	(0.01)%
0.83%	20,230,517	0.13%	0.21%	0.81%	0.73%
2.45%	12,521,950	0.16%	0.21%	2.38%	2.33%
1.84%	7,679,347	0.15%	0.21%	1.87%	1.81%

2.24%(3)	$18,780	0.25%(4)(5)	0.26%(4)	4.45%(4)	4.44%(4)
0.99%	22,760	0.19%(5)	0.26%	1.01%	0.94%
0.05%	5,723	0.16%(5)	0.26%	0.04%	(0.06)%
0.77%	24,041	0.18%(5)	0.26%	0.76%	0.68%
2.40%	12,203	0.21%(5)	0.26%	2.33%	2.28%
1.82%	20,410	0.20%(5)	0.26%	1.82%	1.76%

2.14%(3)	$38,965	0.45%(4)(5)	0.46%(4)	4.25%(4)	4.24%(4)
0.90%	52	0.24%(5)	0.46%	0.96%	0.74%
0.05%	1,659	0.14%(5)	0.46%	0.06%	(0.26)%
0.61%	51	0.36%(5)	0.46%	0.59%	0.49%
2.19%	51	0.41%(5)	0.46%	2.13%	2.08%
1.58%	50	0.40%(5)	0.46%	1.62%	1.56%

2.17%(3)	$417	0.35%(4)(5)	0.36%(4)	4.35%(4)	4.34%(4)
0.93%	4,733	0.25%(5)	0.36%	0.95%	0.84%
0.04%	5,343	0.16%(5)	0.36%	0.04%	(0.16)%
0.70%	5,573	0.28%(5)	0.36%	0.66%	0.58%
2.29%	13,537	0.31%(5)	0.36%	2.23%	2.18%
1.69%	21,596	0.30%(5)	0.36%	1.72%	1.66%

2.24%(3)	$925,990	0.20%(4)	0.21%(4)	4.50%(4)	4.49%(4)
0.24%(3)	50	0.15%(4)	0.21%(4)	1.05%(4)	0.99%(4)

2.26%(3)	$313,089	0.20%(4)	0.21%(4)	4.50%(4)	4.49%(4)
1.03%(3)	50	0.15%(4)	0.21%(4)	1.05%(4)	0.99%(4)
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions From Net Investment Income	Net Asset Value, End of Period
Government Portfolio:
Institutional Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.021(1)	$0.000(2)	$(0.021)	$1.000
Year Ended 10/31/22	1.000	0.009(1)	0.000(2)	(0.009)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.005(1)	0.001	(0.006)	1.000
Year Ended 10/31/19	1.000	0.022(1)	0.000(2)	(0.022)	1.000
Year Ended 10/31/18	1.000	0.016(1)	(0.001)	(0.015)	1.000
Institutional Select Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.021(1)	$0.000(2)	$(0.021)	$1.000
Year Ended 10/31/22	1.000	0.009(1)	0.000(2)	(0.009)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.005(1)	0.001	(0.006)	1.000
Year Ended 10/31/19	1.000	0.021(1)	0.000(2)	(0.021)	1.000
Year Ended 10/31/18	1.000	0.015(1)	0.000(2)	(0.015)	1.000
Investor Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.020(1)	$0.000(2)	$(0.020)	$1.000
Year Ended 10/31/22	1.000	0.008(1)	0.001	(0.009)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.004(1)	0.001	(0.005)	1.000
Year Ended 10/31/19	1.000	0.021(1)	0.000(2)	(0.021)	1.000
Year Ended 10/31/18	1.000	0.015(1)	(0.001)	(0.014)	1.000
Administrative Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.020(1)	$0.000(2)	$(0.020)	$1.000
Year Ended 10/31/22	1.000	0.008(1)	0.000(2)	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.004(1)	0.001	(0.005)	1.000
Year Ended 10/31/19	1.000	0.020(1)	0.000(2)	(0.020)	1.000
Year Ended 10/31/18	1.000	0.014(1)	0.000(2)	(0.014)	1.000
Advisory Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.020(1)	$0.000(2)	$(0.020)	$1.000
Year Ended 10/31/22	1.000	0.008(1)	0.000(2)	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.004(1)	0.001	(0.005)	1.000
Year Ended 10/31/19	1.000	0.019(1)	0.000(2)	(0.019)	1.000
Year Ended 10/31/18	1.000	0.013(1)	0.000(2)	(0.013)	1.000
Participant Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.018(1)	$0.000(2)	$(0.018)	$1.000
Year Ended 10/31/22	1.000	0.006(1)	0.000(2)	(0.006)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.003(1)	0.001	(0.004)	1.000
Year Ended 10/31/19	1.000	0.017(1)	0.000(2)	(0.017)	1.000
Year Ended 10/31/18	1.000	0.011(1)	(0.001)	(0.010)	1.000
Cash Management Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.020(1)	$0.000(2)	$(0.020)	$1.000
Year Ended 10/31/22	1.000	0.008(1)	0.000(2)	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.004(1)	0.001	(0.005)	1.000
Year Ended 10/31/19	1.000	0.020(1)	0.000(2)	(0.020)	1.000
Year Ended 10/31/18	1.000	0.014(1)	0.000(2)	(0.014)	1.000
Select Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.017(1)	$0.000(2)	$(0.017)	$1.000
Year Ended 10/31/22	1.000	0.005(1)	0.000(2)	(0.005)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.001(1)	0.002	(0.003)	1.000
Year Ended 10/31/19	1.000	0.014(1)	0.000(2)	(0.014)	1.000
Year Ended 10/31/18	1.000	0.008(1)	(0.001)	(0.007)	1.000
Castleoak Shares Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.021(1)	$0.000(2)	$(0.021)	$1.000
Year Ended 10/31/22	1.000	0.009(1)	0.000(2)	(0.009)	1.000
For the Period Ended 10/31/21 (9)	1.000	0.000(1)(2)	(0.000)(2)	(0.000)(2)	1.000
Impact Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.021(1)	$0.000(2)	$(0.021)	$1.000
For the Period Ended 10/31/22 (8)	1.000	0.009(1)	0.000(2)	(0.009)	1.000

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Financial Highlights (cont'd)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expenses	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

2.11%(3)	$141,817,227	0.16%(4)	N/A	0.20%(4)	4.22%(4)	4.18%(4)
0.93%	105,123,361	0.12%	N/A	0.21%	0.92%	0.83%
0.03%	125,443,478	0.07%	N/A	0.21%	0.02%	(0.12)%
0.61%	75,357,703	0.17%	0.17%	0.21%	0.48%	0.44%
2.20%	57,870,416	0.17%	0.17%	0.21%	2.17%	2.13%
1.55%	42,900,056	0.17%	N/A	0.21%	1.55%	1.51%

2.08%(3)	$6,862,955	0.21%(4)(5)	N/A	0.25%(4)	4.17%(4)	4.13%(4)
0.89%	19,822,512	0.15%(5)	N/A	0.26%	0.89%	0.78%
0.03%	22,579,049	0.07%(5)	N/A	0.26%	0.02%	(0.17)%
0.57%	10,462,967	0.20%(5)	0.20%(5)	0.26%	0.45%	0.39%
2.15%	350,876	0.22%(5)	0.22%(5)	0.26%	2.12%	2.08%
1.50%	750,517	0.22%(5)	N/A	0.26%	1.50%	1.46%

2.06%(3)	$3,845,775	0.26%(4)(5)	N/A	0.30%(4)	4.12%(4)	4.08%(4)
0.86%	3,992,292	0.19%(5)	N/A	0.31%	0.85%	0.73%
0.03%	1,433,481	0.07%(5)	N/A	0.31%	0.02%	(0.22)%
0.55%	1,509,475	0.25%(5)	0.25%(5)	0.31%	0.40%	0.34%
2.10%	3,447,615	0.27%(5)	0.27%(5)	0.31%	2.07%	2.03%
1.45%	2,426,700	0.27%(5)	N/A	0.31%	1.45%	1.41%

2.03%(3)	$298,916	0.31%(4)(5)	N/A	0.35%(4)	4.07%(4)	4.03%(4)
0.83%	314,143	0.21%(5)	N/A	0.36%	0.83%	0.68%
0.03%	357,558	0.07%(5)	N/A	0.36%	0.02%	(0.27)%
0.52%	161,405	0.26%(5)	0.26%(5)	0.36%	0.39%	0.29%
2.05%	186,966	0.32%(5)	0.32%(5)	0.36%	2.02%	1.98%
1.40%	181,397	0.32%(5)	N/A	0.36%	1.40%	1.36%

1.98%(3)	$1,539,363	0.41%(4)(5)	N/A	0.45%(4)	3.97%(4)	3.93%(4)
0.77%	1,428,422	0.27%(5)	N/A	0.46%	0.77%	0.58%
0.03%	1,794,163	0.07%(5)	N/A	0.46%	0.02%	(0.37)%
0.47%	1,143,921	0.30%(5)	0.30%(5)	0.46%	0.35%	0.19%
1.95%	962,234	0.42%(5)	0.42%(5)	0.46%	1.92%	1.88%
1.30%	1,082,958	0.42%(5)	N/A	0.46%	1.30%	1.26%

1.86%(3)	$2,353,791	0.66%(4)(5)	N/A	0.70%(4)	3.72%(4)	3.68%(4)
0.65%	2,291,041	0.40%(5)	N/A	0.71%	0.64%	0.33%
0.03%	2,082,873	0.07%(5)	N/A	0.71%	0.02%	(0.62)%
0.38%	1,671,051	0.36%(5)	0.36%(5)	0.71%	0.29%	(0.06)%
1.69%	942,575	0.67%(5)	0.67%(5)	0.71%	1.67%	1.63%
1.04%	770,987	0.67%(5)	N/A	0.71%	1.05%	1.01%

2.03%(3)	$1,796	0.31%(4)(5)	N/A	0.35%(4)	4.07%(4)	4.03%(4)
0.83%	1,761	0.20%(5)	N/A	0.36%	0.84%	0.68%
0.03%	4,397	0.07%(5)	N/A	0.36%	0.02%	(0.27)%
0.52%	4,704	0.26%(5)	0.26%(5)	0.36%	0.39%	0.29%
2.05%	4,914	0.32%(5)	0.32%(5)	0.36%	2.02%	1.98%
1.40%	16,226	0.32%(5)	N/A	0.36%	1.40%	1.36%

1.71%(3)	$52	0.96%(4)(5)	N/A	1.00%(4)	3.42%(4)	3.38%(4)
0.52%	51	0.53%(5)	N/A	1.01%	0.51%	0.03%
0.03%	51	0.07%(5)	N/A	1.01%	0.02%	(0.92)%
0.26%	51	0.51%(5)	0.51%(5)	1.01%	0.14%	(0.36)%
1.39%	50	0.97%(5)	0.97%(5)	1.01%	1.37%	1.33%
0.74%	50	0.97%(5)	N/A	1.01%	0.75%	0.71%

2.11%(3)	$1,744,000	0.16%(4)	N/A	0.20%(4)	4.22%(4)	4.18%(4)
0.93%	371,597	0.12%	N/A	0.21%	0.92%	0.83%
0.01%(3)	371,765	0.07%(4)	N/A	0.21%(4)	0.02%(4)	(0.12)%(4)

2.11%(3)	$2,336,075	0.16%(4)	N/A	0.20%(4)	4.22%(4)	4.18%(4)
0.91%(3)	826,509	0.12%(4)	N/A	0.21%(4)	0.92%(4)	0.83%(4)
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions From Net Investment Income	Net Asset Value, End of Period
Government Securities Portfolio:
Institutional Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.021(1)	$0.000(2)	$(0.021)	$1.000
Year Ended 10/31/22	1.000	0.007(1)	0.001	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.005(1)	0.001	(0.006)	1.000
Year Ended 10/31/19	1.000	0.021(1)	0.000(2)	(0.021)	1.000
Year Ended 10/31/18	1.000	0.013(1)	0.002	(0.015)	1.000
Institutional Select Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.020(1)	$0.000(2)	$(0.020)	$1.000
Year Ended 10/31/22	1.000	0.006(1)	0.002	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	(0.000)(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.004(1)	0.002	(0.006)	1.000
Year Ended 10/31/19	1.000	0.021(1)	0.000(2)	(0.021)	1.000
Year Ended 10/31/18	1.000	0.012(1)	0.002	(0.014)	1.000
Investor Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.020(1)	$0.000(2)	$(0.020)	$1.000
Year Ended 10/31/22	1.000	0.006(1)	0.002	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	(0.000)(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.004(1)	0.002	(0.006)	1.000
Year Ended 10/31/19	1.000	0.020(1)	0.000(2)	(0.020)	1.000
Year Ended 10/31/18	1.000	0.012(1)	0.002	(0.014)	1.000
Administrative Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.020(1)	$0.000(2)	$(0.020)	$1.000
Year Ended 10/31/22	1.000	0.006(1)	0.001	(0.007)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.004(1)	0.001	(0.005)	1.000
Year Ended 10/31/19	1.000	0.020(1)	0.000(2)	(0.020)	1.000
Year Ended 10/31/18	1.000	0.011(1)	0.002	(0.013)	1.000
Advisory Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.019(1)	$0.000(2)	$(0.019)	$1.000
Year Ended 10/31/22	1.000	0.005(1)	0.002	(0.007)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.003(1)	0.002	(0.005)	1.000
Year Ended 10/31/19	1.000	0.019(1)	0.000(2)	(0.019)	1.000
Year Ended 10/31/18	1.000	0.010(1)	0.002	(0.012)	1.000
Participant Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.019(1)	$0.000(2)	$(0.019)	$1.000
Year Ended 10/31/22	1.000	0.005(1)	0.002	(0.007)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.003(1)	0.002	(0.005)	1.000
Year Ended 10/31/19	1.000	0.019(1)	0.000(2)	(0.019)	1.000
Year Ended 10/31/18	1.000	0.011(1)	0.001	(0.012)	1.000
Cash Management Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.020(1)	$0.000(2)	$(0.020)	$1.000
Year Ended 10/31/22	1.000	0.006(1)	0.001	(0.007)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.004(1)	0.001	(0.005)	1.000
Year Ended 10/31/19	1.000	0.020(1)	0.000(2)	(0.020)	1.000
Year Ended 10/31/18	1.000	0.011(1)	0.002	(0.013)	1.000

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Financial Highlights (cont'd)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

2.09%(3)	$1,211,230	0.20%(4)	0.21%(4)	4.15%(4)	4.14%(4)
0.83%	817,742	0.13%	0.22%	0.57%	0.48%
0.01%	1,622,265	0.06%	0.22%	0.00%(10)	(0.16)%
0.61%	406,598	0.18%	0.21%	0.46%	0.43%
2.14%	157,694	0.20%	0.23%	2.12%	2.09%
1.47%	33,852	0.20%	0.21%	1.30%	1.29%

2.06%(3)	$52	0.25%(4)(5)	0.26%(4)	4.10%(4)	4.09%(4)
0.80%	51	0.16%(5)	0.27%	0.54%	0.43%
0.01%	51	0.06%(5)	0.27%	0.00%(10)	(0.21)%
0.58%	51	0.21%(5)	0.27%	0.43%	0.37%
2.08%	51	0.25%(5)	0.28%	2.07%	2.04%
1.43%	50	0.25%(5)	0.26%	1.25%	1.24%

2.04%(3)	$52	0.30%(4)(5)	0.31%(4)	4.05%(4)	4.04%(4)
0.77%	51	0.19%(5)	0.32%	0.51%	0.38%
0.01%	51	0.06%(5)	0.32%	0.00%(10)	(0.26)%
0.55%	51	0.24%(5)	0.31%	0.39%	0.32%
2.03%	1,006	0.30%(5)	0.33%	2.02%	1.99%
1.37%	460	0.30%(5)	0.31%	1.20%	1.19%

2.01%(3)	$52	0.35%(4)(5)	0.36%(4)	4.00%(4)	3.99%(4)
0.74%	51	0.22%(5)	0.37%	0.48%	0.33%
0.01%	51	0.06%(5)	0.37%	0.00%(10)	(0.31)%
0.52%	51	0.27%(5)	0.37%	0.37%	0.27%
1.98%	51	0.35%(5)	0.38%	1.97%	1.94%
1.32%	50	0.35%(5)	0.36%	1.15%	1.14%

1.96%(3)	$55,708	0.45%(4)(5)	0.46%(4)	3.90%(4)	3.89%(4)
0.69%	40,382	0.27%(5)	0.47%	0.43%	0.23%
0.01%	39,201	0.06%(5)	0.47%	0.00%(10)	(0.41)%
0.47%	39,903	0.30%(5)	0.46%	0.34%	0.18%
1.88%	38,039	0.45%(5)	0.48%	1.87%	1.84%
1.22%	35,943	0.45%(5)	0.46%	1.05%	1.04%

1.96%(3)	$4,772,019	0.45%(4)(5)	0.71%(4)	3.90%(4)	3.64%(4)
0.69%	7,014,979	0.24%(5)	0.72%	0.46%	(0.02)%
0.01%	15,949,390	0.06%(5)	0.72%	0.00%(10)	(0.66)%
0.47%	6,549,518	0.29%(5)	0.71%	0.35%	(0.07)%
1.88%	2,724,346	0.45%(5)	0.73%	1.87%	1.59%
1.22%	2,780,482	0.45%(5)	0.71%	1.05%	0.79%

2.01%(3)	$333	0.35%(4)(5)	0.36%(4)	4.00%(4)	3.99%(4)
0.74%	327	0.22%(5)	0.37%	0.48%	0.33%
0.01%	356	0.06%(5)	0.37%	0.00%(10)	(0.31)%
0.53%	356	0.26%(5)	0.36%	0.37%	0.27%
1.99%	355	0.35%(5)	0.38%	1.97%	1.94%
1.32%	1,384	0.35%(5)	0.36%	1.15%	1.14%
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions From Net Investment Income	Net Asset Value, End of Period
Treasury Portfolio:
Institutional Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.021(1)	$0.000(2)	$(0.021)	$1.000
Year Ended 10/31/22	1.000	0.008(1)	0.001	(0.009)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	(0.000)(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.004(1)	0.002	(0.006)	1.000
Year Ended 10/31/19	1.000	0.021(1)	0.000(2)	(0.021)	1.000
Year Ended 10/31/18	1.000	0.015(1)	0.000(2)	(0.015)	1.000
Institutional Select Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.020(1)	$0.000(2)	$(0.020)	$1.000
Year Ended 10/31/22	1.000	0.008(1)	0.001	(0.009)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	(0.000)(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.003(1)	0.002	(0.005)	1.000
Year Ended 10/31/19	1.000	0.021(1)	0.000(2)	(0.021)	1.000
Year Ended 10/31/18	1.000	0.015(1)	0.000(2)	(0.015)	1.000
Investor Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.020(1)	$0.000(2)	$(0.020)	$1.000
Year Ended 10/31/22	1.000	0.008(1)	0.000(2)	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	(0.000)(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.003(1)	0.002	(0.005)	1.000
Year Ended 10/31/19	1.000	0.020(1)	0.000(2)	(0.020)	1.000
Year Ended 10/31/18	1.000	0.014(1)	0.000(2)	(0.014)	1.000
Administrative Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.020(1)	$0.000(2)	$(0.020)	$1.000
Year Ended 10/31/22	1.000	0.007(1)	0.001	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	(0.000)(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.003(1)	0.002	(0.005)	1.000
Year Ended 10/31/19	1.000	0.020(1)	0.000(2)	(0.020)	1.000
Year Ended 10/31/18	1.000	0.014(1)	0.000(2)	(0.014)	1.000
Advisory Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.019(1)	$0.000(2)	$(0.019)	$1.000
Year Ended 10/31/22	1.000	0.007(1)	0.000(2)	(0.007)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	(0.000)(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.003(1)	0.002	(0.005)	1.000
Year Ended 10/31/19	1.000	0.019(1)	0.000(2)	(0.019)	1.000
Year Ended 10/31/18	1.000	0.013(1)	0.000(2)	(0.013)	1.000
Participant Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.018(1)	$0.000(2)	$(0.018)	$1.000
Year Ended 10/31/22	1.000	0.006(1)	0.000	(0.006)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	(0.000)(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.002(1)	0.002	(0.004)	1.000
Year Ended 10/31/19	1.000	0.016(1)	0.000(2)	(0.016)	1.000
Year Ended 10/31/18	1.000	0.010(1)	0.000(2)	(0.010)	1.000
Cash Management Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.020(1)	$0.000(2)	$(0.020)	$1.000
Year Ended 10/31/22	1.000	0.007(1)	0.001	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	(0.000)(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.003(1)	0.002	(0.005)	1.000
Year Ended 10/31/19	1.000	0.020(1)	0.000(2)	(0.020)	1.000
Year Ended 10/31/18	1.000	0.014(1)	0.000(2)	(0.014)	1.000
Select Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.017(1)	$0.000(2)	$(0.017)	$1.000
Year Ended 10/31/22	1.000	0.004(1)	0.001	(0.005)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	(0.000)(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.000(1)(2)	0.002	(0.002)	1.000
Year Ended 10/31/19	1.000	0.013(1)	0.000(2)	(0.013)	1.000
Year Ended 10/31/18	1.000	0.007(1)	0.000(2)	(0.007)	1.000

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Financial Highlights (cont'd)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expenses	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

2.09%(3)	$22,707,162	0.20%(4)	N/A	0.21%(4)	4.15%(4)	4.14%(4)
0.89%	22,268,805	0.14%	N/A	0.21%(4)	0.83%	0.76%
0.01%	21,468,388	0.07%	N/A	0.21%(4)	0.01%	(0.13)%
0.57%	22,266,196	0.19%	0.19%	0.21%(4)	0.37%	0.35%
2.17%	14,630,148	0.19%	N/A	0.21%(4)	2.15%	2.13%
1.55%	13,792,827	0.19%	N/A	0.21%(4)	1.53%	1.51%

2.06%(3)	$3,180,142	0.25%(4)(5)	N/A	0.26%(4)	4.10%(4)	4.09%(4)
0.86%	8,610,123	0.17%(5)	N/A	0.26%(4)	0.80%	0.71%
0.01%	14,878,731	0.07%(5)	N/A	0.26%(4)	0.01%	(0.18)%
0.54%	10,007,559	0.21%(5)	0.21%(5)	0.26%(4)	0.34%	0.29%
2.12%	239,361	0.24%(5)	N/A	0.26%(4)	2.10%	2.08%
1.50%	331,029	0.24%(5)	N/A	0.26%(4)	1.48%	1.46%

2.04%(3)	$103,506	0.30%(4)(5)	N/A	0.31%(4)	4.05%(4)	4.04%(4)
0.83%	89,461	0.21%(5)	N/A	0.31%(4)	0.76%	0.66%
0.01%	26,713	0.07%(5)	N/A	0.31%(4)	0.01%	(0.23)%
0.51%	35,583	0.23%(5)	0.23%(5)	0.31%(4)	0.33%	0.25%
2.07%	14,834	0.29%(5)	N/A	0.31%(4)	2.05%	2.03%
1.45%	9,446	0.29%(5)	N/A	0.31%(4)	1.43%	1.41%

2.01%(3)	$9,798	0.35%(4)(5)	N/A	0.36%(4)	4.00%(4)	3.99%(4)
0.80%	8,067	0.26%(5)	N/A	0.36%(4)	0.71%	0.61%
0.01%	3,294	0.07%(5)	N/A	0.36%(4)	0.01%	(0.28)%
0.49%	3,435	0.27%(5)	0.27%(5)	0.36%(4)	0.29%	0.20%
2.02%	3,534	0.34%(5)	N/A	0.36%(4)	2.00%	1.98%
1.39%	2,500	0.34%(5)	N/A	0.36%(4)	1.38%	1.36%

1.96%(3)	$461,168	0.45%(4)(5)	N/A	0.46%(4)	3.90%(4)	3.89%(4)
0.74%	479,272	0.29%(5)	N/A	0.46%(4)	0.68%	0.51%
0.01%	511,566	0.07%(5)	N/A	0.46%(4)	0.01%	(0.38)%
0.45%	575,951	0.29%(5)	0.29%(5)	0.46%(4)	0.26%	0.09%
1.92%	545,826	0.44%(5)	N/A	0.46%(4)	1.90%	1.88%
1.29%	467,066	0.44%(5)	N/A	0.46%(4)	1.28%	1.26%

1.84%(3)	$2,632,848	0.70%(4)(5)	N/A	0.71%(4)	3.65%(4)	3.64%(4)
0.62%	2,787,233	0.35%(5)	N/A	0.71%(4)	0.62%	0.26%
0.01%	2,998,738	0.07%(5)	N/A	0.71%(4)	0.01%	(0.63)%
0.36%	2,383,586	0.39%(5)	0.39%(5)	0.71%(4)	0.17%	(0.15)%
1.66%	1,430,849	0.69%(5)	N/A	0.71%(4)	1.65%	1.63%
1.04%	789,069	0.69%(5)	N/A	0.71%(4)	1.03%	1.01%

2.01%(3)	$4,703	0.35%(4)(5)	N/A	0.36%(4)	4.00%(4)	3.99%(4)
0.80%	4,800	0.23%(5)	N/A	0.36%(4)	0.74%	0.61%
0.01%	17,412	0.07%(5)	N/A	0.36%(4)	0.01%	(0.28)%
0.49%	17,563	0.27%(5)	0.27%(5)	0.36%(4)	0.29%	0.20%
2.02%	17,886	0.34%(5)	N/A	0.36%(4)	2.00%	1.98%
1.39%	22,288	0.34%(5)	N/A	0.36%(4)	1.38%	1.36%

1.68%(3)	$52	1.00%(4)(5)	N/A	1.01%(4)	3.35%(4)	3.34%(4)
0.48%	51	0.54%(5)	N/A	1.01%(4)	0.43%	(0.04)%
0.01%	51	0.07%(5)	N/A	1.01%(4)	0.01%	(0.93)%
0.25%	51	0.51%(5)	0.51%(5)	1.01%(4)	0.05%	(0.45)%
1.36%	50	0.99%(5)	N/A	1.01%(4)	1.35%	1.33%
0.74%	50	0.99%(5)	N/A	1.01%(4)	0.73%	0.71%
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions From Net Investment Income	Net Asset Value, End of Period
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.020(1)	$0.000(2)	$(0.020)	$1.000
Year Ended 10/31/22	1.000	0.008(1)	0.000(2)	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.004(1)	0.002	(0.006)	1.000
Year Ended 10/31/19	1.000	0.021(1)	0.000(2)	(0.021)	1.000
Year Ended 10/31/18	1.000	0.015(1)	(0.000)(2)	(0.015)	1.000
Institutional Select Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.020(1)	$0.000(2)	$(0.020)	$1.000
Year Ended 10/31/22	1.000	0.007(1)	0.001	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.004(1)	0.002	(0.006)	1.000
Year Ended 10/31/19	1.000	0.020(1)	0.000(2)	(0.020)	1.000
Year Ended 10/31/18	1.000	0.015(1)	(0.000)(2)	(0.015)	1.000
Investor Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.020(1)	$0.000(2)	$(0.020)	$1.000
Year Ended 10/31/22	1.000	0.007(1)	0.001	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.004(1)	0.001	(0.005)	1.000
Year Ended 10/31/19	1.000	0.020(1)	0.000(2)	(0.020)	1.000
Year Ended 10/31/18	1.000	0.014(1)	(0.000)(2)	(0.014)	1.000
Administrative Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.019(1)	$0.000(2)	$(0.019)	$1.000
Year Ended 10/31/22	1.000	0.007(1)	0.000(2)	(0.007)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.003(1)	0.002	(0.005)	1.000
Year Ended 10/31/19	1.000	0.019(1)	0.000(2)	(0.019)	1.000
Year Ended 10/31/18	1.000	0.014(1)	(0.000)(2)	(0.014)	1.000
Advisory Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.019(1)	$0.000(2)	$(0.019)	$1.000
Year Ended 10/31/22	1.000	0.007(1)	0.000(2)	(0.007)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.002(1)	0.003	(0.005)	1.000
Year Ended 10/31/19	1.000	0.018(1)	0.000(2)	(0.018)	1.000
Year Ended 10/31/18	1.000	0.013(1)	(0.000)(2)	(0.013)	1.000
Participant Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.018(1)	$0.000(2)	$(0.018)	$1.000
Year Ended 10/31/22	1.000	0.005(1)	0.000(2)	(0.005)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.002(1)	0.002	(0.004)	1.000
Year Ended 10/31/19	1.000	0.016(1)	0.000(2)	(0.016)	1.000
Year Ended 10/31/18	1.000	0.010(1)	(0.000)(2)	(0.010)	1.000
Cash Management Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.019(1)	$0.000(2)	$(0.019)	$1.000
Year Ended 10/31/22	1.000	0.007(1)	0.000(2)	(0.007)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.003(1)	0.002	(0.005)	1.000
Year Ended 10/31/19	1.000	0.019(1)	0.000(2)	(0.019)	1.000
Year Ended 10/31/18	1.000	0.014(1)	(0.000)(2)	(0.014)	1.000
Select Class
Six Months Ended 04/30/23 (unaudited)	$1.000	$0.016(1)	$0.000(2)	$(0.016)	$1.000
Year Ended 10/31/22	1.000	0.004(1)	0.000(2)	(0.004)	1.000
Year Ended 10/31/21	1.000	0.000(1)(2)	0.000(2)	(0.000)(2)	1.000
Year Ended 10/31/20	1.000	0.001(1)	0.001	(0.002)	1.000
Year Ended 10/31/19	1.000	0.013(1)	0.000(2)	(0.013)	1.000
Year Ended 10/31/18	1.000	0.007(1)	(0.000)(2)	(0.007)	1.000

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Financial Highlights (cont'd)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expenses	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

2.04%(3)	$44,841,901	0.20%(4)	N/A	0.21%(4)	4.06%(4)	4.05%(4)
0.82%	44,234,518	0.13%	N/A	0.21%	0.76%	0.68%
0.01%	52,515,537	0.06%	N/A	0.21%	0.01%	(0.14)%
0.61%	45,646,654	0.18%	0.18%	0.21%	0.43%	0.40%
2.12%	23,790,835	0.20%	N/A	0.21%	2.09%	2.08%
1.51%	19,642,850	0.20%	N/A	0.21%	1.51%	1.50%

2.01%(3)	$24,095	0.25%(4)(5)	N/A	0.26%(4)	4.01%(4)	4.00%(4)
0.79%	25,769	0.16%(5)	N/A	0.26%	0.73%	0.63%
0.01%	1,052,857	0.06%(5)	N/A	0.26%	0.01%	(0.19)%
0.58%	4,118,125	0.21%(5)	0.21%(5)	0.26%	0.40%	0.35%
2.07%	398,934	0.25%(5)	N/A	0.26%	2.04%	2.03%
1.46%	189,558	0.25%(5)	N/A	0.26%	1.46%	1.45%

1.99%(3)	$7,634	0.30%(4)(5)	N/A	0.31%(4)	3.96%(4)	3.95%(4)
0.75%	51	0.20%(5)	N/A	0.31%	0.69%	0.58%
0.01%	51	0.06%(5)	N/A	0.31%	0.01%	(0.24)%
0.55%	51	0.25%(5)	0.25%(5)	0.31%	0.37%	0.31%
2.01%	51	0.30%(5)	N/A	0.31%	1.99%	1.98%
1.41%	39,323	0.30%(5)	N/A	0.31%	1.41%	1.40%

1.96%(3)	$36,074	0.35%(4)(5)	N/A	0.36%(4)	3.91%(4)	3.90%(4)
0.72%	16,684	0.22%(5)	N/A	0.36%	0.67%	0.53%
0.01%	18,968	0.06%(5)	N/A	0.36%	0.01%	(0.29)%
0.52%	2,024	0.27%(5)	0.27%(5)	0.36%	0.34%	0.25%
1.96%	2,015	0.35%(5)	N/A	0.36%	1.94%	1.93%
1.36%	2,378	0.35%(5)	N/A	0.36%	1.36%	1.35%

1.91%(3)	$24,919	0.45%(4)(5)	N/A	0.46%(4)	3.81%(4)	3.80%(4)
0.67%	34,684	0.24%(5)	N/A	0.46%	0.65%	0.43%
0.01%	38,959	0.06%(5)	N/A	0.46%	0.01%	(0.39)%
0.47%	17,188	0.40%(5)	0.40%(5)	0.46%	0.21%	0.15%
1.86%	42,143	0.45%(5)	N/A	0.46%	1.84%	1.83%
1.26%	12,489	0.45%(5)	N/A	0.46%	1.26%	1.25%

1.78%(3)	$35,434	0.70%(4)(5)	N/A	0.71%(4)	3.56%(4)	3.55%(4)
0.54%	285	0.42%(5)	N/A	0.71%	0.47%	0.18%
0.01%	259	0.06%(5)	N/A	0.71%	0.01%	(0.64)%
0.37%	575	0.40%(5)	0.40%(5)	0.71%	0.21%	(0.10)%
1.61%	629	0.70%(5)	N/A	0.71%	1.59%	1.58%
1.00%	234	0.70%(5)	N/A	0.71%	1.01%	1.00%

1.96%(3)	$7,412	0.35%(4)(5)	N/A	0.36%(4)	3.91%(4)	3.90%(4)
0.72%	8,478	0.23%(5)	N/A	0.36%	0.66%	0.53%
0.01%	9,921	0.06%(5)	N/A	0.36%	0.01%	(0.29)%
0.52%	11,108	0.28%(5)	0.28%(5)	0.36%	0.33%	0.25%
1.96%	18,758	0.35%(5)	N/A	0.36%	1.94%	1.93%
1.36%	51,187	0.35%(5)	N/A	0.36%	1.36%	1.35%

1.63%(3)	$52	1.00%(4)(5)	N/A	1.01%(4)	3.26%(4)	3.25%(4)
0.42%	51	0.53%(5)	N/A	1.01%	0.36%	(0.12)%
0.01%	51	0.06%(5)	N/A	1.01%	0.01%	(0.94)%
0.25%	51	0.54%(5)	0.54%(5)	1.00%	0.07%	(0.39)%
1.30%	50	1.00%(5)	N/A	1.01%	1.29%	1.28%
0.70%	50	1.00%(5)	N/A	1.01%	0.71%	0.70%
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions From Net Investment Income	Net Asset Value, End of Period
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 04/30/23 (unaudited)	$1.0001	$0.0127(1)	$(0.0001)(2)	$(0.0128)	$0.9999
Year Ended 10/31/22	1.0001	0.0076(1)	(0.0014)	(0.0062)	1.0001
Year Ended 10/31/21	1.0001	0.0001(1)(2)	0.0000(2)	(0.0001)(2)	1.0001
Year Ended 10/31/20	1.0001	0.0064(1)	(0.0004)(2)	(0.0060)	1.0001
Year Ended 10/31/19	1.0000	0.0141(1)	0.0001(2)	(0.0141)	1.0001
Year Ended 10/31/18	1.0000	0.0118(1)	(0.0003)(2)	(0.0115)	1.0000
Institutional Select Class
Six Months Ended 04/30/23 (unaudited)	$1.0001	$0.0125(1)	$(0.0001)(2)	$(0.0126)	$0.9999
Year Ended 10/31/22	1.0001	0.0072(1)	(0.0014)(2)	(0.0058)	1.0001
Year Ended 10/31/21	1.0001	0.0001(1)(2)	0.0000(2)	(0.0001)(2)	1.0001
Year Ended 10/31/20	1.0001	0.0060(1)	(0.0004)(2)	(0.0056)	1.0001
Year Ended 10/31/19	1.0000	0.0136(1)	0.0001(2)	(0.0136)	1.0001
Year Ended 10/31/18	1.0000	0.0113(1)	(0.0003)(2)	(0.0110)	1.0000
Cash Management Class
Six Months Ended 04/30/23 (unaudited)	$1.0001	$0.0120(1)	$0.0000(2)	$(0.0121)	$1.0000
Year Ended 10/31/22	1.0001	0.0067(1)	(0.0015)(2)	(0.0052)	1.0001
Year Ended 10/31/21	1.0002	0.0001(1)(2)	(0.0001)(2)	(0.0001)(2)	1.0001
Year Ended 10/31/20	1.0001	0.0054(1)	(0.0003)(2)	(0.0050)	1.0002
Year Ended 10/31/19	1.0000	0.0126(1)	0.0001(2)	(0.0126)	1.0001
Year Ended 10/31/18	1.0000	0.0103(1)	(0.0003)(2)	(0.0100)	1.0000

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Financial Highlights (cont'd)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

1.28%(3)	$416,414	0.16%(4)	0.32%(4)	2.57%(4)	2.41%(4)
0.61%	464,221	0.13%	0.39%	0.76%	0.50%
0.01%	247,727	0.08%	0.34%	0.01%	(0.25)%
0.60%	366,440	0.15%	0.29%	0.63%	0.49%
1.43%	612,147	0.15%	0.27%	1.40%	1.28%
1.16%	491,714	0.18%	0.33%	1.18%	1.03%

1.24%(3)	$52	0.21%(4)(5)	0.37%(4)	2.52%(4)	2.36%(4)
0.59%	51	0.17%(5)	0.44%	0.72%	0.45%
0.01%	51	0.08%(5)	0.39%	0.01%	(0.30)%
0.56%	51	0.18%(5)	0.34%	0.59%	0.43%
1.38%	50	0.20%(5)	0.32%	1.35%	1.23%
1.10%	50	0.23%(5)	0.38%	1.13%	0.98%

1.20%(3)	$1,277	0.31%(4)(5)	0.47%(4)	2.42%(4)	2.26%(4)
0.52%	3,447	0.22%(5)	0.54%	0.67%	0.35%
0.00%(10)	4,670	0.08%(5)	0.49%	0.01%	(0.40)%
0.51%	4,816	0.25%(5)	0.44%	0.53%	0.34%
1.27%	7,435	0.30%(5)	0.42%	1.25%	1.13%
1.02%	11,805	0.33%(5)	0.48%	1.03%	0.88%
The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (Unaudited)
Notes to Financial Highlights

*	Effective January 23, 2023, ESG Money Market Portfolio operates as a "retail money market fund."
**	Class name change for ESG Money Market effective January 23, 2023.
(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.0005 per share.
(3)	Not annualized.
(4)	Annualized.
(5)
Ratio of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the “plans”) fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans’ fees during the period for each share class, (3) changes in the Funds’ expense cap during the year, (4) waivers to the plans’
fees for each share class, or (5) a combination of the previous points.

(6)	Commenced offering on January 23, 2023.
(7)	Commenced offering on October 4, 2022.
(8)	Commenced offering on March 29, 2022.
(9)	Commenced offering on May 4, 2021.
(10)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Notes to Financial Statements
Morgan Stanley Institutional Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a Massachusetts business trust. The Trust is comprised of seven separate, active, diversified portfolios (individually referred to as a “Fund”, collectively as the “Funds”). The Trust offers up to ten different classes of shares for certain Funds. Each Fund offers the Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class; the Institutional Class and Institutional Select Class are only offered to Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt; the Select Class is only offered to ESG Money Market, Government, Treasury and Treasury Securities Portfolios; the CastleOak Shares Class and Impact Class are only offered to Government and Prime Portfolios and Wealth Class (formerly Institutional Class) and Wealth S Class (formerly Institutional Select Class) are only offered to ESG Money Market Portfolio. The Trust applies investment company accounting and reporting guidance Accounting Standards Codification (“ASC”) Topic 946. All classes of shares have identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares), dividend, liquidation and other rights.
The Investor Class and Administrative Class were fully redeemed during the month of October 2016 from the ESG Money Market Portfolio, Prime Portfolio and Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2023. During the month of October 2016, the Participant Class was fully redeemed from the Prime Portfolio and Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2023. During the month of November 2016, the Advisory Class was fully redeemed from the Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2023. During the month of January 2023, CastleOak Shares Class was fully liquidated from ESG Money Market and there were no shares outstanding as of April 30, 2023. Accordingly, no financial highlights have been presented for these classes.
Prime and Tax-Exempt Portfolios operate as “institutional money market funds,” which require these Funds to have a floating NAV, rounded to the fourth decimal place. In addition, these Funds are permitted to impose a liquidity fee on redemptions or temporarily restrict redemptions if weekly liquid assets fall below required regulatory thresholds. These changes may affect the investment strategies, performance and operating expenses of these Funds. Government, Government Securities, Treasury and Treasury Securities Portfolios operate as “government money market funds,” which allow these Funds to continue to seek a stable NAV. These Funds will not impose a liquidity fee or temporarily suspend redemptions in the event that weekly liquid assets fall below specified regula tory thresholds. ESG Money Market portfolio operates as a "retail money market fund", which allows this Fund to continue to seek a stable NAV. Like other retail money funds, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.
For detailed descriptions of the investment objectives of each of the Funds and other related information, please refer to the prospectuses of the Trust. Generally, the investment objective of the Funds is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).
A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation: (1) ESG Money Market, Government, Government Securities, Treasury and Treasury Securities: Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity; (2) Prime and Tax-Exempt: Portfolio securities are valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics; and (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the price is not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees.
In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Notes to Financial Statements (cont'd)
Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
2. Repurchase Agreements: Certain Funds may enter into repurchase agreements under which a Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank, as custodian for the Trust, takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.
Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the Trust's custodian for investment companies advised by the Trust's Adviser. The Fund will participate on a pro-rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Certain Fund's repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Trust, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.
3. Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market partcipants at the measurement date.ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust's investments. The inputs are summarized in the three broad levels listed below:
•Level 1 – unadjusted quoted prices in active markets for identical investments
•Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Notes to Financial Statements (cont'd)
The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2023:
ESG Money Market Portfolio
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$134,999	$—	$134,999
Commercial Paper	—	438,231	—	438,231
Corporate Bonds	—	27,738	—	27,738
Floating Rate Notes	—	270,501	—	270,501
Repurchase Agreements	—	742,000	—	742,000
Time Deposits	—	106,000	—	106,000
Total Assets	$—	$1,719,469	$—	$1,719,469

Prime Portfolio
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$1,165,183	$—	$1,165,183
Commercial Paper	—	3,940,835	—	3,940,835
Corporate Bonds	—	30,948	—	30,948
Floating Rate Notes	—	3,827,455	—	3,827,455
Repurchase Agreements	—	5,843,000	—	5,843,000
Time Deposits	—	1,640,000	—	1,640,000
Total Assets	$—	$16,447,421	$—	$16,447,421

Government Portfolio
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$133,854,057	$—	$133,854,057
U.S. Agency Securities	—	17,931,116	—	17,931,116
U.S. Treasury Securities	—	9,570,027	—	9,570,027
Total Assets	$—	$161,355,200	$—	$161,355,200

Government Securities Portfolio
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Assets:
Repurchase Agreement	$—	$4,072,000	$—	$4,072,000
U.S. Agency Securities	—	1,136,639	—	1,136,639
U.S. Treasury Securities	—	805,709	—	805,709
Total Assets	$—	$6,014,348	$—	$6,014,348

Treasury Portfolio
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$25,735,000	$—	$25,735,000
U.S. Treasury Securities	—	3,384,302	—	3,384,302
Total Assets	$—	$29,119,302	$—	$29,119,302

Treasury Securities Portfolio
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$51,113,639	$—	$51,113,639
Total Assets	$—	$51,113,639	$—	$51,113,639

Tax-Exempt Portfolio
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Assets:
Weekly Variable Rate Bonds	$—	$295,595	$—	$295,595
Daily Variable Rate Bonds	—	37,200	—	37,200
Municipal Bonds & Notes	—	25,628	—	25,628
Closed-End Investment Companies	—	21,400	—	21,400
Commercial Paper	—	15,000	—	15,000
Total Assets	$—	$394,823	$—	$394,823

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Notes to Financial Statements (cont'd)
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.
4. When-Issued/Delayed Delivery Securities: Certain Funds purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.
5. Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
6. Dividends and Distributions to Shareholders:
Dividends are accrued and declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.
7. Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.
B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Trust with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below:
Fund	Advisory Fees
ESG Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15
The Adviser has agreed to reduce its advisory fees, its administration fees and/or reimburse each Fund so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios:
	Maximum Expense Ratios
Class	ESG Money Market	Prime	Government	Government Securities
Wealth*/Institutional Class	0.20%	0.20%	0.20%	0.20%
Wealth S**/Institutional Select Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.45
Cash Management Class	0.35	0.35	0.35	0.35
Select Class	1.00 +	—	1.00	—
CastleOak Shares Class	—	0.20	0.20	—
Impact Class	—	0.20	0.20	—

	Maximum Expense Ratios
Class	Treasury	Treasury Securities	Tax-Exempt
Wealth*/Institutional Class	0.20%	0.20%	0.20%
Wealth S**/Institutional Select Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35
Select Class	1.00	1.00	—

*	Effective January 23, 2023, Institutional Class was renamed Wealth Class for ESG Money Market Portfolio.
**	Effective January 23, 2023, Institutional Select Class was renamed Wealth S Class for ESG Money Market Portfolio.
+	Commenced offering on January 23, 2023.
The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Funds' prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Notes to Financial Statements (cont'd)
reimbursements. The ratio of expenses to average net assets disclosed in the Funds’ Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable a Fund to maintain a minimum level of daily net investment income. For the six months ended  April 30, 2023, the Funds had advisory fees waived and/or certain expenses reimbursed as follows:
Fund	Advisory Fees Waived and/or Reimbursed (000)
ESG Money Market	$698
Prime	762
Government	27,005
Government Securities	473
Treasury	981
Treasury Securities	1,224
Tax-Exempt	333
C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Fund’s aver-age daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.
The Administrator has agreed to reduce its administration fees to enable a Fund to maintain a minimum level of daily net  investment income.
For the six months ended  April 30, 2023, the Fund had  administration fees waived as follows:
Fund	Administration Fees Waived (000)
Tax-Exempt	$45
D. Administration Plan, Service and Shareholder Administration Plan, Distribution Plan and
Shareholder Services Plan Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Trust.
The Trust has entered into an Administration Plan with respect to its Wealth S Class/ Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.
The Trust has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.
The Trust has also entered into a Distribution Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly distribution fee at an annual rate of up to 0.25%, 0.10% and 0.55% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Trust. The Distributor has agreed to waive for at least one year the distribution fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.10% of the average daily net assets on an annualized basis. For the six months ended  April 30, 2023, this waiver amounted to approximately $3,932,000.
The Trust has also entered into a Shareholder Services Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly service fee at an annual rate of up to 0.25%, 0.05% and 0.25% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders. The Distributor has agreed to waive for at least one year the shareholder service fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.15% of the average daily net assets on an annualized basis. For the six months ended  April 30, 2023, this waiver amounted to approximately $2,622,000.
The Distributor has agreed to reduce its distribution fees to enable a Fund to maintain a minimum level of daily net investment income for any class of shares in a Fund. This arrangement had no effect for the six months ended April 30, 2023.
E. Dividend Disbursing and Transfer/Co-Transfer
Agent: The Trust’s dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Notes to Financial Statements (cont'd)
Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services without compensation to the Trust with respect to certain direct transactions with the Trust.
F. Custodian Fees: State Street (the “Custodian”) serve as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.
G. Federal Income Taxes: It is each Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.
FASB ASC 740-10 “Income Taxes — Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in "Other Expenses” in the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2022 remains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:
	2022 Distributions Paid From:		2021 Distributions Paid From:
Fund	Ordinary Income (000)	Tax- Exempt Income (000)	Ordinary Income (000)	Tax- Exempt Income (000)
ESG Money Market	$35,366	$—	$2,152	$—
Prime	147,519	—	11,345	—
Government	1,362,663	—	32,498	—
Government Securities	66,898	—	1,162	—
Treasury	321,802	—	3,759	—
Treasury Securities	389,237	—	5,640	—
Tax-Exempt	31	2,172	—	28
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.
Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.
Permanent differences are due to equalization debits. These resulted in the following reclassifications among the Funds' components of net assets at October 31, 2022:
Fund	Total Accumulated Loss (000)	Paid-in- Capital (000)
ESG Money Market	$(334)	$334
Prime	(1,433)	1,433
Government	(2,134)	2,134
Government Securities	(101)	101
Treasury	(933)	933
Treasury Securities	(839)	839
At October 31, 2022, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income (000)	Tax-Exempt Income (000)	Undistributed Long-Term Capital Gain (000)
ESG Money Market	$1,736	$—	$—
Prime	13,223	—	—
Government	164,273	—	—
Government Securities	630	—	—
Treasury	33,396	—	—
Treasury Securities	40,532	—	—
Tax-Exempt	—	92	—
At October 31, 2022, the following Funds had available for federal income tax purposes unused short-term and/or long-term capital losses that do not have an expiration date:
Fund	Short-term Losses (No Expiration) (000)	Long-term Losses (No Expiration) (000)
ESG Money Market	$1,143	$—
Prime	16,470	—
Government	24,907	319
Government Securities	1,599	—
Treasury	6,890	—
Treasury Securities	1,554	—
Tax-Exempt	2	—
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Funds for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Notes to Financial Statements (cont'd)
During the year ended October 31, 2022, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes of approximately:
Fund	Capital Loss Carryforward Utilized (000)
Prime	$49
H. Transactions with Affiliates: The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as  investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended  April 30, 2023, Tax-Exempt Portfolio engaged in cross-trade purchases of approximately $3,200,000.
The Trust has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Funds.
I. Other: At April 30, 2023, certain Funds had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Funds. These Funds and the aggregate percentage of such owners were as follows:
Fund	Percentage of Ownership
ESG Money Market	100.0%
Prime	45.4
Government	40.6
Government Securities	81.1
Treasury	60.9
Treasury Securities	74.8
Tax-Exempt	95.6
J. Market Risk: Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy.
It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of, and/or income or yield from, the Fund’s investments and exacerbate pre-existing risks to the Fund.  For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.
K. LIBOR Discontinuance or Unavailability Risk:
LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the “FCA”), which is the regulatory authority that oversees financial services firms and financial markets in the U.K. and the administrator of LIBOR, announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings may continue to be provided on a representative basis until the end of June 2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments held by the Fund. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Notes to Financial Statements (cont'd)
the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Some of the Fund’s investments may be so-called “tough legacy” LIBOR instruments which may not have effective alternative rate-setting provisions or may involve counterparties who are unwilling to add or exercise rights under alternative rate-setting provisions in such instruments. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace U.S. Dollar LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate (“SOFR”) for tough legacy contracts. On February 27, 2023, the final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of the one-month, three-month and six-month U.S. Dollar LIBOR settings on the basis of a changed methodology (known as “synthetic LIBOR”), after June 30, 2023 through at least September 30, 2024, addressing non-U.S. law governed U.S. Dollar LIBOR instruments, but this synthetic LIBOR will be designated by the FCA as unrepresentative of the underlying market that it seeks to measure and will be solely available for use in legacy transactions. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements, the application of synthetic LIBOR or otherwise may also impact certain instruments held by the Fund. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. All of the aforementioned may adversely affect the Fund’s investments (including their volatility and liquidity) and, as a result, the performance or NAV.
L. Subsequent Event:  Effective June 20, 2023, the ESG Money Market Portfolio will be renamed the Money Market Portfolio and will modify its principal investment strategy to eliminate the ESG elements. In connection with these changes there will not be any changes to the Fund’s investment objective or portfolio team.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
U.S. Customer Privacy Notice April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◾
Social Security number and income
◾
investment experience and risk tolerance
◾
checking account number and wire transfer instructions

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share;
and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

2023 Semi-Annual Report

April 30, 2023 (unaudited)
U.S. Customer Privacy Notice (cont'd)April 2021

To limit our sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are
Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Investment Management Affiliates definition below)

What we do
How does MSIM protect my personal information?
To protect your personal information from unauthorized
access and use, we use security measures that comply
with federal law. These measures include computer
safeguards and secured files and buildings. We have
policies governing the proper handling of customer
information by personnel and requiring third parties that
provide support to adhere to appropriate security
standards with respect to such information.

How does MSIM collect my personal information?
We collect your personal information, for example, when
you
◾
open an account or make deposits or withdrawals
from your account
◾
buy securities from us or make a wire transfer
◾
give us your contact information
We also collect your personal information from others,
such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
◾
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
◾
affiliates from using your information to market to
you
◾
sharing for non-affiliates to market to you
State laws and individual companies may give you
additional rights to limit sharing. See below for more on
your rights under state law.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
U.S. Customer Privacy Notice (cont'd)April 2021

Definitions
Investment Management Affiliates
MSIM Investment Management Affiliates include
registered investment advisers, registered broker-dealers,
and registered and unregistered funds in the Investment
Management Division. Investment Management Affiliates
does not include entities associated with Morgan Stanley
Wealth Management, such as Morgan Stanley Smith
Barney LLC and Morgan Stanley & Co.

Affiliates
Companies related by common ownership or control. They
can be financial and non-financial companies.
◾
Our affiliates include companies with a Morgan
Stanley name and financial companies such as
Morgan Stanley Smith Barney LLC and Morgan
Stanley & Co.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◾ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◾ MSIM doesn’t jointly market

Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about
California residents with Non-affiliates and we will limit sharing such personal information with our
Affiliates to comply with California privacy laws that apply to us.

2023 Semi-Annual Report

April 30, 2023 (unaudited)
Trustees and Officers Information
Trustees
Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary
Michael J. Key
Vice President

Adviser and Administrator
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
Distributor
Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036
Dividend Disbursing and Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169
Co-Transfer Agent
Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036
Custodian
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
Reporting to Shareholders
Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission (“SEC”) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/liquidityshareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov).
The Trust’s Statement of Additional Information contains additional information about the Trust, including its Trustees. It is available, without charge, by calling toll free at 1 (888) 378-1630
Proxy Voting Policies and Procedures and Proxy Voting Record
You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, by visiting our website at www.morganstanley.com/im/liquidityshareholderreports. This information is also available on the SEC’s website at www.sec.gov.
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Liquidity Funds, which describes in detail the fund’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/liquidityshareholderreports.
Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (888) 378-1630, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.
MSILFSAN
5706684 EXP 06.30.24

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) See Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2023

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2023

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
June 20, 2023